Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Entity Registrant Name	CAPITOL CITY BANCSHARES INC
Entity Central Index Key	0001070295
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from banks	$ 7,162,487	$ 5,345,394	$ 7,647,982
Interest-bearing deposits at other financial institutions	324,468	454,968	2,621
Federal funds sold	5,765,000	730,000
Securities available for sale	37,910,545	37,012,468	52,350,752
Restricted equity securities, at cost	853,900	1,025,300	1,047,800
Loans, net of unearned income	221,882,285	235,545,772	240,781,721
Less allowance for loan losses	5,009,836	5,223,764	6,649,261
Loans, net	216,872,449	230,322,008	234,132,460
Premises and equipment, net	9,242,794	9,501,807	10,005,605
Foreclosed real estate	17,856,344	8,917,239	6,332,288
Other assets	1,835,425	1,999,543	5,852,959
Total assets	297,823,412	295,308,727	317,372,467
Liabilities and Stockholders' Equity
Noninterest-bearing	27,269,840	24,624,361	27,677,541
Interest-bearing	250,820,350	250,657,934	252,404,109
Total deposits	278,090,190	275,282,295	280,081,650
Federal funds purchased			4,140,000
Note payable	275,250	275,250	275,250
Federal Home Loan Bank advances	5,500,000	5,500,000	10,700,000
Securities sold under repurchase agreements			6,414,593
Company guaranteed trust preferred securities	3,403,000	3,403,000	3,403,000
Other liabilities	1,637,103	1,606,277	2,304,631
Total liabilities	288,905,543	286,066,822	307,319,124
Commitments and contingencies
Stockholders' equity
Preferred stock cumulative, non voting		1,607,800	1,607,800
Common stock value	9,833,430	9,777,656	3,627,591
Surplus	130,036	75,330	4,015,440
Retained earnings (deficit)	(3,027,372)	(1,785,317)	189,563
Accumulated other comprehensive income (loss)	373,975	(433,564)	612,949
Total stockholders' equity	8,917,869	9,241,905	10,053,343
Total liabilities and stockholders' equity	297,823,412	295,308,727	317,372,467
Series A [Member]
Stockholders' equity
Preferred stock cumulative, non voting	1,000,000	1,000,000
Series B [Member]
Stockholders' equity
Preferred stock cumulative, non voting	$ 607,800	$ 607,800

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred stock cumulative, non voting, par value	$ 100	$ 100	$ 100
Preferred stock cumulative, non voting, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value	$ 1	$ 1	$ 1.5
Common stock, shares authorized	80,000,000	80,000,000	20,000,000
Common stock, shares issued	9,833,430	9,777,656	9,673,576
Common stock, shares outstanding	9,777,656	9,777,656	9,673,576
Series A [Member]
Preferred stock cumulative, non voting, shares issued	10,000	16,078	16,078
Preferred stock cumulative, non voting, shares outstanding	10,000	16,078	16,078
Series B [Member]
Preferred stock cumulative, non voting, shares issued	6,078
Preferred stock cumulative, non voting, shares outstanding	6,078

Condensed Consolidated Statements Of Operations And Comprehensive Income (Loss) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans, including fees	$ 3,418,846	$ 3,718,011	$ 10,360,733	$ 10,986,590	$ 14,496,500	$ 14,937,323
Deposits in banks	180	72	874	98	2,731	235
Securities	236,434	178,255	713,558	808,786	1,047,834	1,682,508
Federal funds sold	561	1,437	3,213	1,798	4,998	336
Total interest income	3,656,021	3,897,775	11,078,378	11,797,272	15,552,063	16,620,402
Interest expense:
Deposits	1,367,177	1,761,720	4,239,087	5,610,463	7,212,651	10,122,697
Other borrowings	42,768	60,494	130,519	220,455	279,238	248,001
Total interest expense	1,409,945	1,822,214	4,369,606	5,830,918	7,491,889	10,370,698
Net interest income	2,246,076	2,075,561	6,708,772	5,966,354	8,060,174	6,249,704
Provision for loan losses	2,140,000	200,000	2,495,000	420,000	470,000	9,530,064
Net interest income (loss) after provision for loan losses	106,076	1,875,561	4,213,772	5,546,354	7,590,174	(3,280,360)
Other income:
Service charges on deposit accounts	385,444	402,415	1,027,133	1,105,194	1,497,587	1,565,715
Other fees and commissions	21,750	23,321	69,238	61,907	4,277	45,562
Gain on sales of available for sale securities	251,068	360,793	251,068	545,090	568,337	926,292
Gain (loss) on sales of foreclosed real estate	(36,666)	42	(36,666)	56,246	25,810	60,585
Gain on disposal of premises and equipment	10,549		10,549			334
Other operating income	105,353	155,037	353,189	368,791	508,088	263,253
Total other income	737,498	941,608	1,674,511	2,137,228	2,604,099	2,861,407
Other expenses:
Salaries and employee benefits	902,763	863,374	2,720,182	2,687,232	3,555,493	4,092,717
Occupancy and equipment expenses, net	285,142	304,951	883,792	894,621	1,183,194	1,207,435
Other operating expenses	1,079,455	1,253,118	3,464,208	4,090,621	5,418,556	6,587,392
Total other expenses	2,267,360	2,421,443	7,068,182	7,672,474	10,157,243	11,887,544
Income (loss) before income tax benefits	(1,423,786)	395,726	(1,179,899)	11,108	37,030	(12,306,497)
Income tax benefits						(1,738,559)
Net income (loss)	(1,423,786)	395,726	(1,179,899)	11,108	37,030	(10,567,938)
Preferred stock dividends	(12,156)	(12,156)	(62,156)	(62,156)	(62,155)	(112,155)
Net income (loss) available to common shareholders	(1,435,942)	383,570	(1,242,055)	(51,048)	(25,125)	(10,680,093)
Other comprehensive income (loss):
Unrealized gains (losses) on securities available for sale arising during period, net of tax	279,398	(15,811)	1,058,607	170,811	(478,176)	1,401,040
Reclassification adjustment for realized gains on securities available for sale arising during the period, net of tax	(251,068)	(360,493)	(251,068)	(545,090)	(568,337)	(926,292)
Other comprehensive income (loss)					(1,046,513)	474,748
Comprehensive income (loss)	$ (1,407,612)	$ 7,266	$ (434,516)	$ (425,327)	$ (1,009,483)	$ (10,093,190)
Basic earnings (losses) per common share	$ (0.15)	$ 0.04	$ (0.13)	$ (0.01)		$ (1.12)
Diluted earnings (losses) per common share	$ (0.15)	$ 0.04	$ (0.13)	$ (0.01)		$ (1.12)

Consolidated Statements Of Stockholders' Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Surplus [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 1,000,000	$ 3,461,780	$ 3,166,691	$ 10,869,656	$ 138,201	$ 18,636,328
Balance, shares at Dec. 31, 2008	10,000	2,307,853
Net income (loss)				(10,567,938)		(10,567,938)
Dividends declared on cumulative preferred stock				(112,155)		(112,155)
Issuance of preferred stock	607,800					607,800
Issuance of preferred stock, shares	6,078
Issuance of common stock for ESOP		709	4,021			4,730
Issuance of common stock for ESOP, shares		473
Issuance of common stock		143,598	813,722			957,320
Issuance of common stock, shares		95,732
Exercise of stock options		21,504	31,006			52,510
Exercise of stock options, shares		14,336
Other comprehensive income (loss)					474,748	474,748
Balance at Dec. 31, 2009	1,607,800	3,627,591	4,015,440	189,563	612,949	10,053,343
Balance, shares at Dec. 31, 2009	16,078	2,418,394
Net income (loss)				37,030		37,030
Dividends declared on cumulative preferred stock				(62,155)		(62,155)
Issuance of common stock for ESOP		2,300	3,450			5,750
Issuance of common stock for ESOP, shares		2,300
Issuance of common stock		68,118	186,332			254,450
Issuance of common stock, shares		61,385
Reclassification due to reduction in par		(1,215,930)	1,215,930
Reclassification due to 4-1 stock split		7,295,577	(5,345,822)	(1,949,755)
Reclassification due to 4-1 stock split, shares		7,295,577
Other comprehensive income (loss)					(1,046,513)	(1,046,513)
Balance at Dec. 31, 2010	$ 1,607,800	$ 9,777,656	$ 75,330	$ (1,785,317)	$ (433,564)	$ 9,241,905
Balance, shares at Dec. 31, 2010	16,078	9,777,656

Condensed Consolidated Statements Of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income (loss)	$ (1,179,899)	$ 11,108	$ 37,030	$ (10,567,938)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	660,492	1,026,104	1,298,390	1,389,896
Provision for loan losses	2,495,000	420,000	470,000	9,530,064
Deferred taxes				1,474,405
(Gain) loss on sale of foreclosed real estate	36,666	(56,246)	(25,810)	(60,585)
Net gain on sale of securities available for sale	(251,068)	(545,090)	(568,337)	(926,292)
Gain on sale of premises and equipment	(10,549)			(334)
Other than temporary impairment charge		125,125	125,125
Increase in dividends payable on preferred stock			(62,155)	(62,155)
Decrease in interest receivable			865,796	1,038,847
Decrease in interest payable			(912,489)	(48,518)
Writedowns of foreclosed real estate		271,788
Decrease in income tax receivable		3,157,285
Net other operating activities	144,944	(143,246)	3,272,621	(306,813)
Net cash provided by operating activities	1,895,586	4,266,828	4,500,171	1,460,577
INVESTING ACTIVITIES
Purchases of securities available for sale	(26,221,300)	(43,652,119)	(45,021,066)	(73,771,057)
Proceeds from maturities of securities available for sale	2,681,864	10,478,186	11,919,797	9,885,804
Proceeds from sales of securities available for sale	23,427,855	41,551,973	47,105,286	60,301,909
Redemptions (purchases) of restricted equity securities			22,500	(400,100)
Net increase in federal funds sold	(5,035,000)	(2,130,000)	(730,000)
Net (increase) decrease in loans	2,024,923	(384,706)	368,729	(20,939,193)
Proceeds from sale of foreclosed real estate	45,973	372,153	341,716	395,535
Net (increase) decrease in interest-bearing deposits at other financial institutions	130,500	(237,200)	(452,347)	141,642
Proceeds from sale of premises and equipment	27,312			20,525
Proceeds from sales of restricted equity securities	171,400	22,500
Capitalized costs on foreclosed real estate	(92,108)	(3,858)
Payments for construction in process	(66,404)
Purchase of premises and equipment	(79,727)	(53,742)	(63,626)	(214,922)
Net cash provided by (used in) investing activities	(2,984,712)	5,963,187	13,490,989	(24,579,857)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	2,807,895	(1,358,431)	(4,799,355)	10,156,609
Net increase (decrease) in securities sold under repurchase agreement		(6,414,593)	(6,414,593)	3,914,593
Net increase (decrease) in Federal Home Loan Bank advances			(5,200,000)	8,700,000
Net increase (decrease) in federal funds purchased		(4,140,000)	(4,140,000)	2,365,000
Payment of dividends on preferred stock				(50,000)
Repayment of note payable				(91,750)
Proceeds from issuance of preferred stock				607,800
Proceeds from issuance of common stock from secondary stock offering	110,480	149,400	254,450	957,320
Proceeds from issuance of common stock under ESOP plan			5,750	4,730
Proceeds from exercise of stock options				52,510
Net cash provided by (used in) financing activities	2,918,375	(11,763,624)	(20,293,748)	26,616,812
Net increase (decrease) in cash and due from banks	1,829,249	(1,533,609)	(2,302,588)	3,497,532
Cash and due from banks, beginning of period	5,345,394	7,647,982	7,647,982	4,150,450
Cash and due from banks, end of period	7,174,643	6,114,373	5,345,394	7,647,982
SUPPLEMENTAL DISCLOSURES
Interest	4,443,065	6,533,874	8,404,378	10,419,216
Income taxes			(3,208,698)	(896,551)
NONCASH TRANSACTIONS
Principal balances of loans transferred to foreclosed real estate	9,624,019	3,732,080	4,477,714	7,264,660
Financed sales of foreclosed real estate	$ 694,383	$ 1,505,991	$ 1,505,991	$ 1,269,163

Summary Of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash, Due From Banks and Cash Flows

For purposes of reporting cash flows, cash and due from banks include cash on hand, cash items in process of collection and amounts due from banks. Cash flows from loans, interest-bearing deposits at other financial institutions, federal funds sold, Federal Home Loan Bank advances, deposits and securities sold under repurchase agreements are reported net.

The Bank maintains certain cash deposits at the Federal Home Loan Bank which are used to secure borrowings and are, therefore, restricted. At September 30, 2011 those restricted balances were $2,633,614.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to expense. Loan losses are charged against the allowance when management believes the collectability of the principal is unlikely. Subsequent recoveries, if any, are credited to the allowance.

The allowance is an amount that management believes will be adequate to absorb estimated losses relating to specifically identified loans, as well as probable credit losses inherent in the balance of the loan portfolio. The allowance for loan losses is evaluated on a regular basis by management and is based upon management's periodic review of the collectability of loans in light of historical experience, the nature and volume of the loan portfolio, overall portfolio quality, review of specific problem loans, current economic conditions that may affect the borrower's ability to pay, estimated value of underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

This evaluation does not include the effects of expected losses on specific loans or groups of loans that are related to future events or expected changes in economic conditions. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses, and may require the Company to make changes to the allowance based on their judgment about information available to them at the time of their examinations.

The allowance consists of specific and general components. The specific component relates to loans that are classified as impaired. For impaired loans, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. Loans are identified as impaired through the Company's internal loan review procedures and through the monitoring process of reviewing loans for appropriate risk rating assignment. A loan is considered impaired when it is probable, based on current information and events; the Company will be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement. When current information and events exist that question whether the company will collect all contractual payments, a loan will be assessed for impairment. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.

The general components cover unimpaired loans and are based on historical loss experience adjusted for qualitative factors, such as the various risk characteristics of each loan segment. Historical losses are evaluated based on gross charge offs for each loan grouping using a 24 month rolling average. The qualitative factors used in adjusting the historical loss ratio consist of two broad groups, external and internal factors. External factors include, but are not limited to: national and local economic conditions with an emphasis on unemployment rates, changes in the regulator climate, legal constraints, political action and competition. Internal factors considered are the lending policies and procedures, the nature and mix of the loan portfolio, the lending staff, credit concentrations, trends in loan analytics ( nonaccruals, past dues, charge off's, etc.), changes in the value of underlying collateral and results of internal or external loan reviews. The pertinent data (the quantitative factors) are compiled and reviewed on a regular basis. As trends in the data or other changes are observed that indicate adjustments to the loss ratios are warranted, adjustments to the loss ratio are made through adjusting the ASC 450 factors.

Risk characteristics relevant to each portfolio segment are as follows:

Unsecured loans – Loans in this segment are any loans, whether guaranteed, endorsed or co-made, that are not fully collateralized. The overall health of the economy, including unemployment rates will have an effect on the credit quality in the segment.

Cash value loans – Loans in this segment are fully secured by cash or cash equivalents.

Residential real estate loans – Loans in this segment include all mortgages and other liens on residential real estate, as well as vacant land designated as residential real estate. Loans in this segment are dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rate will have an effect on the credit quality in the segment.

Commercial real estate loans – Loans in this segment includes all mortgages and other liens on commercial real estate. The underlying cash flows generated by the properties are adversely impacted by a downtown in the economy as evidences by increased vacancy rates, which in turn will have an effect on the credit quality in this segment.

Business assets loans – Loans in this segment are made to businesses and are generally secured by business assets, equipment, inventory and accounts receivable. Repayment is expected from the cash flows of the business. A weakened economy, and resultant decreased consumer spending will have an effect on the credit quality in this segment.

Vehicle loans – Loans in this segment are made to individuals and are secured by motor vehicles. Loans in this segment are dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rate will have an effect on the credit quality in the segment.

Other loans – Loans in this segment are generally secured consumer loans, but include all loans that do not belong in one of the other segments. Loans in this segment are dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rate will have an effect on the credit quality in the segment.

Income Taxes (Benefits)

The Company accounts for income taxes in accordance with income tax accounting guidance (FASB ASC 740, Income Taxes). This guidance sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions.

The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management's judgment. Deferred tax assets may be reduced by deferred tax liabilities and a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

In accordance with ASC 740-10 Income Taxes it is the Bank's policy to recognize interest and penalties associated with uncertain tax positions as components of income taxes and to disclose the recognized interest and penalties, if material. Management has evaluated all tax positions that could have a significant effect on the financial statements and determined the Bank had no uncertain tax positions at September 30, 2011. Further, all years subsequent to 2007 remain subject to evaluation.

NOTE 1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Capitol City Bancshares, Inc. (the "Company") is a bank holding company whose principal activity is the ownership and management of its wholly-owned subsidiaries, Capitol City Bank & Trust (the "Bank") and Capitol City Home Loans. Inc. (the "mortgage company"). The Bank is a commercial bank located in Atlanta, Fulton County, Georgia with two branches located in Atlanta, one located at Hartsfield Jackson International Airport, one branch located in Stone Mountain, one branch located in Albany, one branch located in Savannah, and one branch located in Augusta, Georgia. The Bank provides a full range of banking services in its primary market areas of Fulton County and the metropolitan Atlanta area, Dougherty County, Chatham County, and Richmond County. In addition to its geographical market area, the Bank actively markets to minority groups throughout the southeastern United States.

Basis of Presentation and Accounting Estimates

The consolidated financial statements include the accounts of the Company and its subsidiaries. Significant intercompany transactions and balances have been eliminated in consolidation.

In preparing the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, fair market value of financial instruments, the valuation of foreclosed real estate and deferred tax assets.

The Company has evaluated all transactions, events, and circumstances for consideration or disclosure through April 13, 2011, the date these financial statements were issued, and has reflected or disclosed those items within the consolidated financial statements and related footnotes as deemed appropriate.

Cash, Due From Banks and Cash Flows

For purposes of reporting cash flows, cash and due from banks include cash on hand, cash items in process of collection and amounts due from banks. Cash flows from loans, interest-bearing deposits at other financial institutions, federal funds sold, Federal Home Loan Bank advances, deposits and securities sold under repurchase agreements are reported net.

The Bank is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank, based on a percentage of deposits. The total of those reserve balances was approximately $406,000 and $528,000 at December 31, 2010 and 2009, respectively.

The Bank also maintains certain cash deposits at the Federal Home Loan Bank which are used to secure borrowings and are, therefore, restricted. At December 31, 2010 and 2009, those restricted balances were $2,315,500.

Securities

Securities, including equity securities and trust preferred securities with readily determinable fair values, are classified as available for sale and recorded at fair value with unrealized gains and losses excluded from earnings and reported in the statements of comprehensive income (loss), net of the related deferred tax effect. Equity securities without a readily determinable fair value are classified as available for sale and recorded at cost. The amortization of premiums and accretion of discounts are recognized in interest income using methods approximating the interest method over the life of the securities. Realized gains and losses, determined on the basis of the cost of specific securities sold, are included in earnings. Declines in the fair value of securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses.

Accounting guidance related to other-than-temporary impairments of debt securities (FASB ASC 320-10) requires that, when considering whether losses on debt and equity securities are other-than-temporary, management consider whether a credit loss has occurred on the security. If management does not intend to sell the security and it is more likely than not that they will not have to sell the security before recovery of the cost basis, management will recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.

Trust preferred securities are financial instruments that combine the characteristics of both equity instruments and debt instruments. These securities are non-callable for five years or more with original maturities of 30 years or greater similar to debt instruments; however, the securities are subordinated to the issuer's senior liabilities similar to equity instruments. As an investment, trust preferred securities offer relatively high yields when compared to other types of issues with similar maturities.

Restricted Equity Securities

The Company is required to maintain an investment in capital stock of the Federal Home Loan Bank. Based on redemption provisions of this entity, the stock has no quoted market value and is carried at cost. At its discretion, the Federal Home Loan Bank may declare dividends on the stock. Management reviews for impairment based on the ultimate recoverability of the cost basis in this stock.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding principal balances less unearned income, net deferred fees and costs on originated loans, and the allowance for loan losses. Interest income is accrued based on the outstanding principal balance.

Loan origination fees that approximate the direct cost of loans originated are recognized at the time the loan is recorded. Loan origination fees for other loans are deferred and recognized into income over the life of the loans as an adjustment of the yield.

The accrual of interest on loans is discontinued when, in management's opinion, the borrower may be unable to meet payments as they become due, unless the loan is well-secured. Past due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income, unless management believes that the accrued interest is recoverable through the liquidation of collateral. Interest income on nonaccrual loans is recognized on the cash-basis or cost-recovery method, until the loans are returned to accrual status. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

A loan is considered impaired when it is probable, based on current information and events; the Company will be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Impaired loans are measured by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent. The amount of impairment, if any, and any subsequent changes are included in the allowance for loan losses.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to expense. Loan losses are charged against the allowance when management believes the collectibility of the principal is unlikely. Subsequent recoveries, if any, are credited to the allowance.

The allowance is an amount that management believes will be adequate to absorb estimated losses relating to specifically identified loans, as well as probable credit losses inherent in the balance of the loan portfolio. The allowance for loan losses is evaluated on a regular basis by management and is based upon management's periodic review of the collectibility of loans in light of historical experience, the nature and volume of the loan portfolio, overall portfolio quality, review of specific problem loans, current economic conditions that may affect the borrower's ability to pay, estimated value of underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

This evaluation does not include the effects of expected losses on specific loans or groups of loans that are related to future events or expected changes in economic conditions. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses, and may require the Company to make changes to the allowance based on their judgment about information available to them at the time of their examinations.

The allowance consists of specific and general components. The specific component relates to loans that are classified as impaired. For impaired loans, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.

The general components cover unimpaired loans and are based on historical loss experience adjusted for qualitative factors, such as the various risk characteristics of each loan segment. Risk characteristics relevant to each portfolio segment are as follows:

Unsecured loans – Loans in this segment are any loans, whether guaranteed, endorsed or co-made, that are not fully collateralized. The overall health of the economy, including unemployment rates will have an effect on the credit quality in the segment.

Cash value loans – Loans in this segment are fully secured by cash or cash equivalents.

Residential real estate loans – Loans in this segment include all mortgages and other liens on residential real estate, as well as vacant land designated as residential real estate. Loans in this segment are dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rate will have an effect on the credit quality in the segment.

Commercial real estate loans – Loans in this segment includes all mortgages and other liens on commercial real estate. The underlying cash flows generated by the properties are adversely impacted by a downtown in the economy as evidences by increased vacancy rates, which in turn will have an effect on the credit quality in this segment.

Business assets loans – Loans in this segment are made to businesses and are generally secured by business assets, equipment, inventory and accounts receivable. Repayment is expected from the cash flows of the business. A weakened economy, and resultant decreased consumer spending will have an effect on the credit quality in this segment.

Vehicle loans – Loans in this segment are made to individuals and are secured by motor vehicles. Loans in this segment are dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rate will have an effect on the credit quality in the segment.

Other loans – Loans in this segment are generally secured consumer loans, but include all loans that do not belong in one of the other segments. Loans in this segment are dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rate will have an effect on the credit quality in the segment.

Premises and Equipment

Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation computed on the straight-line method over the estimated useful lives of the assets. The range of estimated useful lives for premises and equipment are:

Buildings and improvements	10-40 years
Furniture and equipment	2-10 years

Foreclosed Real Estate

Foreclosed real estate acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value less selling costs. Any write-down to fair value at the time of transfer to foreclosed real estate is charged to the allowance for loan losses. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Costs of improvements are capitalized, whereas costs relating to holding foreclosed real estate and subsequent adjustments to the value are expensed.

Income Taxes (Benefits)

The Company accounts for income taxes in accordance with income tax accounting guidance (FASB ASC 740, Income Taxes). This guidance sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions.

The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management's judgment. Deferred tax assets may be reduced by deferred tax liabilities and a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

In accordance with ASC 740-10 Income Taxes it is the Bank's policy to recognize interest and penalties associated with uncertain tax positions as components of income taxes and to disclose the recognized interest and penalties, if material. Management has evaluated all tax positions that could have a significant effect on the financial statements and determined the Bank had no uncertain tax positions at December 31, 2010. Further, all years subsequent to 2007 remain subject to evaluation.

Profit-Sharing Plan

Profit-sharing plan contributions are based on a percentage of individual employee's salary, not to exceed the amount that can be deducted for Federal income tax purposes.

Stock-Based Compensation Plans

At December 31, 2010, the Company has a stock-based employee/director compensation plan which is more fully described in Note 13 of the consolidated financial statements.

Stock compensation accounting guidance (FASB ASC 718, Compensation—Stock Compensation) requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost will be measured based on the grant date fair value of the equity or liability instruments issued. The stock compensation accounting guidance covers a wide range of share-based compensation arrangements including stock options, restricted share plans, performance-based awards, share appreciation rights, and employee share purchase plans.

The stock compensation accounting guidance requires that compensation cost for all stock awards be calculated and recognized over the employees' service period, generally defined as the vesting period. For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award. A Black-Scholes model is used to estimate the fair value of stock options, while the market price of the Company's common stock at the date of grant is used for restricted stock awards and stock grants.

All outstanding options were fully vested and there were no options granted during the years ended December 31, 2010 and 2009. Therefore, there was no compensation cost related to share-based payments for the years ended December 31, 2010 and 2009.

Earnings (Losses) Per Share

Basic earnings (losses) per share are computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the year. Diluted earnings (losses) per share are computed by dividing net income (loss) by the sum of the weighted-average number of shares of common stock outstanding and diluted potential common shares. Potential common shares consist of all outstanding stock options. Potential dilutive shares is determined using the treasury stock method.

Financial Instruments

In the ordinary course of business, the Company enters into off-balance sheet financial instruments consisting of commitments to extend credit, commercial letters of credit, and standby letters of credit. Such financial instruments are recorded in the financial statements when they become payable.

Fair Values of Financial Instruments

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Quoted market prices, if available, are utilized as estimates of the fair values of financial instruments. Since no quoted market prices exist for a significant part of the Company's financial instruments, the fair values of such instruments have been derived based on management's assumptions, the estimated amount and timing of future cash flows, and estimated discount rates.

The estimation methods for individual classifications of financial instruments are described in Note 21. Different assumptions could significantly affect these estimates. Accordingly, net realizable values could be materially different from the estimates presented. In addition, the estimates are only indicative of the value of individual financial instruments and should not be considered an indication of the fair value of the combined Company.

Comprehensive Loss

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income (loss). Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income (loss), are components of comprehensive loss.

Advertising

The Company expenses advertising costs as incurred. For the years ended December 31, 2010 and 2009, advertising expense was $52,415 and $87,399, respectively.

Reclassifications

Certain reclassifications have been made to the December 31, 2009 financial statements in order to be better compared to the December 31, 2010 financial statements.

Recent Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements ("ASU No. 2010-06"). ASU No. 2010-06 amends FASB ASC Topic 820-10-50, Fair Value Measurements and Disclosures, to require additional information to be disclosed principally regarding Level 3 measurements and transfers to and from Level 1 and 2. In addition, enhanced disclosure is required concerning inputs and valuation techniques used to determine Level 2 and Level 3 measurements. This guidance is generally effective for interim and annual reporting periods beginning after December 15, 2009; however, requirements to disclose separately purchases, sales, issuances, and settlements in the Level 3 reconciliation are effective for fiscal years beginning after December 15, 2010 (and for interim periods within such years). ASU No. 2010-06 is not expected to have a material impact on the Company's results of operations or financial position, and will have a minimal impact on its disclosures.

The FASB issued Accounting Standards Update No. 2010-09, Subsequent Events: Amendments to Certain Recognition and Disclosure Requirements, during February 2010. The Update removes some contradictions between the requirements of GAAP and the filing rules of the Securities and Exchange Commission ("SEC"). The revised guidance requires entities which are neither (1) an SEC filer nor (2) a conduit bond obligor for conduit debt securities which are traded in a public market, to evaluate subsequent events through the date the financial statements are available to be issued. SEC filers are required to evaluate subsequent events through the date the financial statements are issued, and they are no longer required to disclose the date through which subsequent events have been evaluated. This guidance was effective upon issuance except for the use of the issued date for conduit debt obligors, and it is not expected to have a material impact on the Company's results of operations, financial position, or disclosures.

In April 2010, the FASB issued Accounting Standards Update No. 2010-18, Effect of a Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset ("ASU No. 2010-18"). ASU No. 2010-18 provides guidance on the accounting for loan modifications when the loan is part of a pool of loans accounted for as a single asset such as acquired loans that have evidence of credit deterioration upon acquisition which are accounted for under the guidance in ASC 210-30. ASU No. 2010-18 addresses diversity in practice on whether a loan that is part of a pool of loans accounted for as a single asset should be removed from that pool upon a modification that would constitute a troubled debt restructuring or remain in the pool after modification. ASU No. 2010-18 clarifies that modifications of loans that are accounted for within a pool under ASC 310-30 do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if the expected cash flows of the pool change. The amendments in this update do not require any additional disclosures and are effective for modifications of loans accounted for within pools under ASC 310-30 occurring in the first annual period ending on or after July 15, 2010. ASU 2010-18 did not have a material impact on the Company's results of operations, financial position, or disclosures.

In July 2010, the FASB issued Accounting Standards Update No. 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses ("ASU NO. 2010-20"). ASU NO. 2010-20 requires disclosures regarding loans and the allowance for loan losses that are disaggregated by portfolio segment and class of financing receivable. Existing disclosures were amended to require a roll forward of the allowance for loan losses by portfolio segment, with the ending balance broken out by basis of impairment method, as well as the recorded investment in the respective loans. Nonaccrual and impaired loans by class must also be shown. ASU No. 2010-20 also requires disclosures regarding: 1) credit quality indicators by class, 2) aging of past due loans by class, 3) troubled debt restructurings ("TDRs") by class and their effect on the allowance for loan losses, 4) defaults on TDRs by class and their effect on the allowance for loan losses, and 5) significant purchases and sales of loans disaggregated by portfolio segment. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2010, for end of period type disclosures. Activity related disclosures are effective for interim and annual reporting periods beginning on or after December 15, 2010. ASU No. 2010-20 will have an impact on the Company's disclosures, but not its financial position or results of operations.

The FASB issued Accounting Standards Update No. 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20 ("ASU No. 2011-01), during January 2011. ASU 2011-01 temporarily delays the effective date of troubled debt restructuring disclosures required by ASU 2010-20 for public companies. The disclosures regarding troubled debt restructurings will be effective for interim and annual periods ending after June 15, 2011. ASU No. 2011-01 will have an impact on the Company's disclosures, but not its financial position or results of operations.

Going Concern And Management's Plan Of Action	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Going Concern And Management's Plan Of Action [Abstract]
Going Concern And Management's Plan Of Action

NOTE 3. REGULATORY MATTERS AND GOING CONCERN CONSIDERATIONS

Regulatory Actions

In January 2010, the Bank received a consent order ("order") from the Federal Deposit Insurance Corporation ("FDIC") and the Georgia Department of Banking and Finance ("The Department").

The Order is a formal corrective action pursuant to which the Bank has agreed to address specific issues set forth below, through the adoption and implementation of procedures, plan and policies designed to enhance the safety and soundness of the Bank. Contained in the order were various reporting requirements by management and the Board of Directors. In addition, the order requires that the Bank achieve and maintain the following minimum capital levels:

(i) Tier I capital at least equal to 8% of total average assets;

(ii) Total risk-based capital at least equal to 10% of total risk-weighted assets.

Additional requirements include, but are not limited to, reducing the levels of classified assets, prohibition of the acceptance, renewal, or rollover of brokered deposits, reducing concentrations of credit, prohibition of paying dividends, and maintaining an adequate allowance for loan losses.

The bank is in substantial compliance with the terms of the Order, specifically other material provisions have been addressed as follows:

i.	Prior to and since the Order, it has been and continues to be the primary focus of the Board of Directors and Bank's management to get the bank back on sound financial footing. The Board in general and each committee in particular are taking a more active role the affairs of the Bank.

ii.	The new Chief Operating Officer, John Turner, has taken on the role and responsibility of enforcement and oversight for compliance with the Order. A quarterly report is submitted on the status of the Bank's compliance. Additionally, he had an immediate positive impact on the bank's overall financial position with the implementation of a number of new fee based products, including a new merchant services program, and organizational cost controls. These actions will obviously have a positive impact on the Bank's bottom line.

iii.	The committee established for oversight of compliance with the Order is the Compliance Committee, that committee is active and ongoing.

iv.	The Bank is currently below the requisite minimum capital ratios of Tier 1 capital at 8% of total assets and Total risk based capital at 10% of total risked based assets. The Bank continues to actively pursue those institutional investors that have made conditional commitments to us. Additionally, the Bank will continue to solicit on an ongoing basis investment from individuals. As these funds are infused our capital ratios will improved to the required levels. In the interim some progress is being made through our focus on the profitable operation of the Bank.

v.	The Bank's lending and collection policy has been updated. Additionally, procedures and guidelines have been implemented that strengthens the bank's underwriting of loans, especially as relates to the bank's loan concentrations in church and c-store loans. The Bank believes these improvements will also positively impact the credit quality of our portfolio as new loans are written and existing credits are reevaluated.

vi.	The Bank has eliminated from our books those loans classified as "loss" and 50% of those classified as "doubtful". This information is reflected the bank's 2010 financial statements. These charge-offs had a significant impact on our overall allowance for loan losses calculation. The Bank continues to evaluate the sufficiency of our allowance for loan losses based on our historical charge offs and related economic conditions.

vii.

The Bank recognizes that it continues to have a high concentration of church and c-store loans. Accordingly, the Bank prepares, on a quarterly basis, a risk analysis not only on those loans but on the entire loan portfolio of the Bank. The report is presented to the Board and submitted to the FDIC as part of the Order.

viii.	The Bank is no longer accepting brokered deposits. The Bank is making every effort to increase our core deposit base through enforcement of loan agreements and offering new and improved depository accounts. The Bank is accepting internet deposits.

ix.	It is the Bank's practice to comply with all regulatory and accounting guidelines as relates to the ALLL's and its adequacy. However, a formal and comprehensive policy is still in the developmental stages.

x.	The Bank's budget plan has been revised.

xi.	Progress reports are submitted to the Federal Deposit Insurance Corporation and Georgia Department of Banking and Finance on a quarterly basis.

Going Concern Considerations

The condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for the foreseeable future. The events and circumstances described herein create a substantial doubt about the Company's ability to continue as a going concern. The condensed consolidated financial statements do not include and adjustment to reflect possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability to continue as a going concern. The Company's ability to continue as a going concern is contingent upon its ability to obtain the capital necessary to sustain profitable operations, implement a management plan to develop a profitable operation, overcoming and satisfying the requirements of the regulatory order described above and lower the level of problem assets.

The Bank has not achieved the required capital levels mandated by the Order. To date the Bank's capital preservation activities have included balance sheet restructuring that has included curtailed lending activity, including working to reduce overall concentrations in certain lending areas; working to reduce adversely classified assets; and continuing efforts to raise additional capital. The Company has engaged external advisors and has pursued various capital enhancing transactions and strategies throughout the first nine months of 2011. The continuing level of problem loans as of the quarter ended September 30, 2011 and capital levels continuing to be in the "under capitalized" category of the regulatory framework for prompt corrective action as of September 30, 2011 continue to create substantial doubt about the Company's ability to continue as a going concern. There can be no assurance that any capital raising activities or other measures will allow the Bank to meet the capital levels required in the Order. Non-compliance with the capital requirements of the Order and other provisions of the Order may cause the Bank to be subject to further enforcement actions by the FDIC or the Department.

NOTE 2.	GOING CONCERN AND MANAGEMENT'S PLAN OF ACTION

The Company's financial statements are presented on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company experienced losses from operations during 2008 and 2009 and had minimal net income in 2010. The Company's ability to continue as a going concern is contingent upon its ability to obtain the capital necessary to sustain profitable operations, implementing a management plan to develop a profitable operation, overcoming and satisfying the requirements of the regulatory order detailed in Note 20, and lowering the level of problem assets to an acceptable level.

In this regard, management has developed a capital plan, which includes, but is not limited to: (1) actively working to reduce assets as well as the overall concentrations in acquisition, development, and construction lending and commercial real estate lending, (2) reducing adversely classified assets, (3) maintaining a Tier 1 leverage capital ratio of not less than 8%, (4) maintaining a total risk-based capital ratio of not less than 10%, (5) maintaining an adequate allowance for loan losses, (6) actively working to improve its liquidity while reducing its reliance on wholesale deposit funding and increasing core deposit levels, and (7) continuing to sell the Company's common stock through the secondary offering discussed in Note 15.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Risk Factors	12 Months Ended
Dec. 31, 2010
Risks Factors [Abstract]
Risk Factors
NOTE 3.	RISK FACTORS

The Company's operations are affected by various risk factors, including interest rate risk, credit risk, liquidity risk, and risk from geographic concentration in lending, real estate, marketing, and sales activities. Management attempts to manage interest rate risk through various asset/liability management techniques designed to match maturities of assets and liabilities. Loan policies and administration are designed to provide assurance that loans will only be granted to credit-worthy borrowers, although credit losses are expected to occur because of subjective factors and factors beyond the control of the Company.

The Company's operations are significantly dependent upon economic conditions and related uncertainties.

The Company is affected, directly and indirectly, by domestic and international economic and political conditions and by governmental monetary and fiscal policies. Conditions such as inflation, recession, unemployment, volatile interest rates, real estate values, government monetary policy, international conflicts, the actions of terrorists, drought, natural disasters, and other factors beyond the Company's control may adversely affect the results of operations. Changes in interest rates, in particular, could adversely affect the net interest income and could have many other adverse effects on operations. Adverse economic conditions also could result in an increase in loan delinquencies, foreclosures, nonperforming assets, and a decrease in the value of the property or other collateral which secures the loans, all of which could adversely affect the results of operations. The Company is particularly sensitive to changes in economic conditions and related uncertainties in Georgia because the Company derives substantially all of its loans, deposits, and other business from this area. Accordingly, the Company remains subject to the risks associated with prolonged declines in national and local economies.

The Company is subject to extensive federal and state governmental supervision and regulation intended primarily for the protection of depositors. In addition, the Company is subject to changes in federal and state laws, as well as changes in regulations, governmental policies and accounting principles. The effects of any such potential changes cannot be predicted, but could adversely affect the Company's future business and operations.

The Company is subject to vigorous competition in all aspects and areas of business from banks and other financial institutions, including savings and loan associations, savings banks, finance companies, credit unions, and other providers of financial services, such as money market mutual funds, brokerage firms, consumer finance companies, and insurance companies. The Company also competes with non-financial institutions, including retail stores that maintain their own credit programs and governmental agencies that make available low cost or guaranteed loans to certain borrowers. Certain competitors are larger financial institutions with substantially greater resources, lending limits, larger branch systems, and a wider array of commercial banking services.

The Bank is a community bank and as such, is mandated by the Community Reinvestment Act and other regulations to conduct most of its lending activities within the geographic area where it is located. As a result, the Bank and its borrowers may be especially vulnerable to the consequences of changes in the local economy.

In addition, the Bank conducts business daily with correspondent banks. These banks are not immune to financial difficulties. Regulation F "Limitations on Interbank Liabilities" requires the Bank to establish and maintain written policies and procedures to prevent excessive exposure to any individual correspondent in relation to the financial condition of the correspondent. Actions resulting from the TLGP have reduced the risk somewhat, but the Bank will be vulnerable to the financial difficulties of its major correspondent banks.

Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Securities [Abstract]
Securities

NOTE 4. SECURITIES

The amortized cost and fair value of securities with gross unrealized gains and losses are summarized as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
September 30, 2011
State, county and municipals	$11,012,842	$95,163	$(25,548)	$11,082,457
Mortgage-backed securities GSE residential	25,845,853	306,593	(2,233)	26,150,213
Trust preferred securities	627,875	—	—	627,875

Total debt securities	37,486,570	401,756	(27,781)	37,860,545
Equity securities	50,000	—	—	50,000

Total securities	$37,536,570	$401,756	$(27,781)	$37,910,545

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
December 31, 2010
U.S. Government sponsored enterprises (GSEs)	$582,112	$1,579	$—	$583,691
State, county and municipals	2,353,058	—	(145,326)	2,207,732
Mortgage-backed securities GSE residential	33,832,986	88,554	(378,370)	33,543,170
Trust preferred securities	627,875	—	—	627,875

Total debt securities	37,396,031	90,133	(523,696)	36,962,468
Equity securities	50,000	—	—	50,000

Total securities	$37,446,031	$90,133	$(523,696)	$37,012,468

The amortized cost and fair value of debt securities as of September 30, 2011 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized
	Cost	Fair Value
Due from one to five years	$524,875	$524,875
Due from five to ten years	5,176,231	5,186,838
Due after ten years	5,939,611	5,998,619
Mortgage-backed securities	25,845,853	26,150,213

	$37,486,570	$37,860,545

Securities with a carrying value of $17,039,482 and $18,790,667 at September 30, 2011 and December 31, 2010, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

Temporarily Impaired Securities

The following table shows the gross unrealized losses and fair value of securities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that securities have been in a continuous unrealized loss position at September 30, 2011 and December 31, 2010.

	Less Than Twelve Months		Twelve Months or More		Total Unrealized Losses
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

September 30, 2011
State, county and municipals	$4,296,512	$(25,548)	$—	$—	$(25,548)
Mortgage-backed securities GSE residential	—	—	1,981,610	(2,233)	(2,233)

Total securities	$4,296,512	$(25,548)	$1,981,610	$(2,233)	$(27,781)

December 31, 2010
State, county and municipals	$2,207,732	$(145,326)	$—	$—	$(145,326)
Mortgage-backed securities GSE residential	24,689,777	(378,370)	—	—	(378,370)

Total securities	$26,897,509	$(523,696)	$—	$—	$(523,696)

State, county and municipal securities. There were unrealized losses on six state and municipal securities resulting from temporary changes in the interest rate market. Because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost bases, which may be maturity, the Company does not consider the investment to be other-than-temporarily impaired at September 30, 2011.

GSE residential mortgage-backed securities. The unrealized losses on the Company's investment in one GSE mortgage-backed securities were caused by interest rate increases. The Company purchased those investments at a discount relative to their face amount, and the contractual cash flows of those investments are guaranteed by an agency of the U.S. Government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost bases of the Company's investments. Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at September 30, 2011.

Other-Than-Temporary Impairment

The Company conducts periodic reviews to identify and evaluate each investment security to determine whether other-than-temporary impairment has occurred. While all securities are considered, the securities primarily impacted by other-than-temporary impairment considerations have been trust preferred. For each security in the investment portfolio, a regular review is conducted to determine if other-than-temporary impairment has occurred. Various factors are considered to determine if other-than-temporary impairment has occurred. However, the most significant factors are default rates or interest deferral rates and the creditworthiness of the issuer. Other factors may include geographic concentrations, credit ratings, and other performance indicators of the underlying asset.

During the first and third quarters of 2010, the Company recorded an other than temporary impairment charge of $97,500 and $27,625, respectively, on its investment in a trust preferred security. As of December 31, 2010, the value of the trust preferred security for which other than temporary impairment was recognized was $650,000. Management determined the value of this security declined significantly due to the declines in its underlying collateral. The security has a new cost basis of approximately $524,875.

NOTE 4.	SECURITIES

The amortized cost and fair value of securities with gross unrealized gains and losses are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2010:
U.S. Government sponsored enterprises (GSEs)	$582,112	$1,579	$—	$583,691
Mortgage-backed securities GSE residential	33,832,986	88,554	(378,370)	33,543,170
State and municipal securities	2,353,058	—	(145,326)	2,207,732
Trust preferred securities	627,875	—	—	627,875

Total debt securities	37,396,031	90,133	(523,696)	36,962,468
Equity securities	50,000	—	—	50,000

Total securities	$37,446,031	$90,133	$(523,696)	$37,012,468

December 31, 2009:
U.S. Government sponsored enterprises (GSEs)	$5,277,930	$50,068	$(17,639)	$5,310,359
Mortgage-backed securities GSE residential	45,656,874	631,375	(50,856)	46,237,393
Trust preferred securities	753,000	—	—	753,000

Total debt securities	51,687,804	681,443	(68,495)	52,300,752
Equity securities	50,000	—	—	50,000

Total securities	$51,737,804	$681,443	$(68,495)	$52,350,752

The amortized cost and fair value of debt securities as of December 31, 2010 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due from five to ten years	$1,552,504	$1,504,499
Due after ten years	2,010,541	1,914,799
Mortgage-backed securities	33,832,986	33,543,170

	$37,396,031	$36,962,468

Securities with a carrying value of $18,790,667 and $16,146,413 at December 31, 2010 and 2009, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

Proceeds from sales of securities available for sale for the years ended December 31, 2010 and 2009 totaled $47,105,286 and $60,301,909, respectively. Gross gains and losses of $569,225 and $(888), respectively, were realized on the sales for the year ended December 31, 2010. Gross gains and losses of $1,010,314 and $(84,022), respectively, were realized on the sales for the year ended December 31, 2009.

Temporarily Impaired Securities

The following table shows the gross unrealized losses and fair value of securities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that securities have been in a continuous unrealized loss position at December 31, 2010 and 2009.

	Less Than Twelve Months		Twelve Months or More		Total Unrealized Losses
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2010:
Mortgage-backed GSE residential	$24,689,777	$(378,370)	$—	$—	$(378,370)
State and municipal	2,207,732	(145,326)	—	—	(145,326)

	$26,897,509	$(523,696)	$—	$—	$(523,696)

December 31, 2009:
U.S. GSEs	$3,004,868	$(17,639)	$—	$—	$(17,639)
Mortgage-backed GSE residential	5,519,435	(50,856)	—	—	(50,856)

	$8,524,303	$(68,495)	$—	$—	$(68,495)

GSE residential mortgage-backed securities. There were unrealized losses on seventeen GSE mortgage-backed securities resulting from temporary changes in the interest rate market. The Company purchased those investments at a discount relative to their face amount, and the contractual cash flows of those investments are guaranteed by an agency of the U.S. Government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost bases of the Company's investments. Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2010.

State and municipal securities. There were unrealized losses on five state and municipal securities resulting from temporary changes in the interest rate market. Because the Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2010.

Other-Than-Temporary Impairment

The Company conducts periodic reviews to identify and evaluate each investment security to determine whether an other-than-temporary impairment has occurred. While all securities are considered, the securities primarily impacted by other-than-temporary impairment considerations have been certain securities included in equity securities and corporate bonds. For each security in the investment portfolio, a regular review is conducted to determine if an other-than-temporary impairment has occurred. Various factors are considered to determine if an other-than-temporary impairment has occurred. However, the most significant factors are default rates or interest deferral rates and the creditworthiness of the issuer. Other factors may include geographic concentrations, credit ratings, and other performance indicators of the underlying asset.

During the first and third quarters of 2010, the Company recorded other than temporary impairment charges of $97,500 and $27,625, respectively, on its investment in a trust preferred security. As of December 31, 2009, the value of the trust preferred security for which other than temporary impairment was recognized was $650,000. Management determined the value of this security declined significantly due to declines in its underlying collateral. The security has a new cost basis of approximately $524,875.

Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Loans [Abstract]
Loans

NOTE 5. LOANS

For purposes of the disclosures required pursuant to the adoption of amendments to ASC 310, the loan portfolio was disaggregated into segments. A portfolio segment is defined as the level at which the entity develops and documents a systematic method for determining its allowance for loan losses. There are seven loan portfolio segments that include unsecured, cash value, residential real estate, commercial real estate, business assets, vehicles, and other.

Unsecured – Loans in this segment are any loans, whether guaranteed, endorsed or co-made, that are not fully collateralized. Unsecured loans are subject to the lending policies and procedures described in Note 2. Total unsecured loans as of September 30, 2011 were 0.3% of the total loan portfolio.

Cash Value – These are loans fully secured by cash or cash equivalents. Cash value loans are subject to the lending policies and procedures described in Note 2. Total cash value loans as of September 30, 2011 were 1.9% of the total loan portfolio.

Residential Real Estate – These loans include all mortgages and other liens on residential real estate, as well as vacant land designated as residential real estate. Residential real estate loans are subject to the lending policies and procedures described in Note 2. Total residential real estate loans as of September 30, 2011 were 13.9% of the total loan portfolio.

Commercial Real Estate – The commercial real estate portfolio represents the largest category of the Company's loan portfolio. These loans include all mortgages and other liens on commercial real estate. Commercial real estate loans are subject to the lending policies and procedures described in Note 2. Total commercial real estate loans as of September 30, 2011 were 82.1% of the total loan portfolio.

Business Assets – Loans in this segment are made to businesses and are generally secured by business assets, equipment, inventory, and accounts receivable. Business assets loans are subject to the lending policies and procedures described in Note 2. Total business assets loans as of September 30, 2011 were 0.8% of the total loan portfolio.

Vehicles – Loans in this segment are secured by motor vehicles. Vehicle loans are subject to the lending policies and procedures described in Note 2. Total vehicle loans as of September 30, 2011 were 0.9% of the total loan portfolio.

Other – Loans in this segment are generally secured by consumer loans, but include all loans that do not belong in one of the other segments. Other loans are subject to the lending policies and procedures described in Note 2. Total other loans as of September 30, 2011 were less than 0.1% of the total loan portfolio.

The allowance for loan losses and loans evaluated for impairment for the three and nine months ended September 30, 2011, by portfolio segment, is as follows:

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Unallocated	Total
Allowance for loan losses:
For the three months ended September 30, 2011:
Beginning balance	$58,104	$15,647	$2,093,010	$2,620,446	$303,866	$123,920	$—	$44,247	$5,259,240
Charge-offs	(46,563)	—	(1,385,897)	(776,241)	(216,471)	(160,700)	—	—	(2,585,872)
Recoveries	450	—	186,125	7,378	2,515	—	—	—	196,468
Provision	91,679	(1,371)	1,134,743	452,689	251,584	203,304	—	7,372	2,140,000

Ending balance	$103,670	$14,276	$2,027,981	$2,304,272	$341,494	$166,524	$—	$51,619	$5,009,836

Allowance for loan losses:
For the nine months ended September 30, 2011:
Beginning balance	$63,020	$5,210	$2,258,833	$2,234,925	$316,844	$141,759	$5	$203,168	$5,223,764
Charge-offs	(67,478)	—	(1,420,185)	(1,049,919)	(216,471)	(174,728)	—	—	(2,928,781)
Recoveries	7,345	—	186,125	20,037	5,171	1,175	—	—	219,853
Provision	100,783	9,066	1,003,208	1,099,229	235,950	198,318	(5)	(151,549)	2,495,000

Ending balance	$103,670	$14,276	$2,027,981	$2,304,272	$341,494	$166,524	$—	$51,619	$5,009,836

Ending balance -individually evaluated impairment	$13,604	$—	$1,031,376	$401,922	$261,494	$56,602	$—	$—	$1,764,998

Loans:
Ending balance (1)	$845,515	$4,139,213	$31,046,755	$182,909,174	$1,866,858	$1,993,841	$104,836	$—	$222,906,192

Ending balance - Loans individually evaluated for impairment	$43,195	$—	$12,373,309	$34,166,716	$661,838	$148,262	$—	$—	$47,393,320

(1)	Loan balances presented are gross of unearned loan fees of $1,023,907.

The allowance for loan losses and loans evaluated for impairment for the year ended December 31, 2010, by portfolio segment, is as follows:

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$121,061	$68,835	$2,945,465	$2,821,151	$483,536	$209,172	$41	$—	$6,649,261
Charge-offs	(48,444)	(2,840)	(1,107,937)	(989,904)	—	(16,509)	—	—	(2,165,634)
Recoveries	30,594	—	11,184	195,909	32,450	—	—	—	270,137
Provision	(40,191)	(60,785)	410,121	207,769	(199,142)	(50,904)	(36)	203,168	470,000

Ending balance	$63,020	$5,210	$2,258,833	$2,234,925	$316,844	$141,759	$5	$203,168	$5,223,764

Ending balance -individually evaluated impairment	$4,535	$—	$638,268	$989,599	$255,338	$122,269	$—	$—	$2,010,009

Loans:
Ending balance (1)	$882,795	$4,824,758	$38,447,647	$186,281,923	$3,386,296	$2,585,997	$106,559	$—	$236,515,975

Ending balance - Loans individually evaluated for impairment	$83,801	$—	$18,707,869	$29,430,587	$1,940,334	$238,945	$—	$—	$50,401,536

(1) Loan balances presented are gross of unearned loan fees of $970,203.

Impaired loans by portfolio segment are as follows:

	As of September 30, 2011
	Unpaid Total Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Unsecured	$43,195	29,591	$13,604	$43,195	$13,604
Cash value	—	—	—	—	—
Residential real estate	13,837,635	10,723,774	1,549,535	12,373,309	1,031,376
Commercial real estate	35,691,454	20,977,656	13,189,060	34,166,716	401,922
Business assets	661,838	345,419	316,419	661,838	261,494
Vehicles	148,262	82,660	65,602	148,262	56,602
Other	—	—	—	—	—

	As of December 31, 2010
	Unpaid Total Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Unsecured	$83,801	76,446	$7,355	$83,801	$4,535
Cash value	—	—	—	—	—
Residential real estate	21,894,780	17,387,990	1,319,879	18,707,869	638,268
Commercial real estate	31,165,379	22,062,076	7,368,511	29,430,587	989,599
Business assets	1,971,023	1,673,333	267,001	1,940,334	255,338
Vehicles	264,991	80,697	158,248	238,945	122,269
Other	—	—	—	—	—

When the Company measures impairment based on the present value of expected cash flows the changes in the present value of these cash flows on impaired loans are recognized as part of bad-debt expense. Interest income from impaired loans for the three and six months ended September 30, 2011, by portfolio segment, is as follows:

	Three months ended September 30, 2011		Nine months ended September 30, 2011		Year ended December 31, 2010
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment
Unsecured	$46,429	$2,371	$65,101	$5,630	$72,556
Cash value	—	—	155,713	4,671	45,829
Residential real estate	14,849,290	124,096	16,492,621	249,627	16,564,446
Commercial real estate	34,281,724	19,331	32,664,678	147,453	25,613,162
Business assets	757,412	334	1,401,595	32,515	1,025,838
Vehicles	159,093	87	164,689	531	187,439
Other	—	—	—	—	—

A primary credit quality indicator for financial institutions is delinquent balances. Following are the delinquent amounts, by portfolio segment, as of September 30, 2011:

	Current	30-89 Days	Greater Than 90 Days Still Accruing	Total Accruing Past Due	Non-accrual	Total Financing Receivables
Unsecured	$715,128	$109,448	$1,661	$111,109	$19,278	$845,515
Cash value	4,088,708	50,505	—	50,505	—	4,139,213
Residential real estate	25,266,394	1,156,178	63,248	1,219,426	4,560,935	31,046,755
Commercial real estate	153,899,615	13,054,527	142,024	13,196,551	15,813,008	182,909,174
Business assets	1,351,068	—	—	—	515,790	1,866,858
Vehicles	1,768,445	86,789	—	86,789	138,607	1,993,841
Other	104,836	—	—	—	—	104,836

	$187,194,194	$14,457,447	$206,933	$14,664,380	$21,047,618	$222,906,192

Following are the delinquent amounts, by portfolio segment, as of December 31, 2010:

	Current	30-89 Days	Greater Than 90 Days Still Accruing	Total Accruing Past Due	Non-accrual	Total Financing Receivables
Unsecured	$748,934	$86,414	$—	$86,414	$47,447	$882,795
Cash value	4,790,927	33,831	—	33,831	—	4,824,758
Residential real estate	25,093,331	3,101,601	610,925	3,712,526	9,641,790	38,447,647
Commercial real estate	159,067,792	8,305,542	—	8,305,542	18,908,589	186,281,923
Business assets	2,181,829	571,309	—	571,309	633,158	3,386,296
Vehicles	2,174,963	86,212	8,970	95,182	315,852	2,585,997
Other	106,559	—	—	—	—	106,559

	$194,164,335	$12,184,909	$619,895	$12,804,804	$29,546,836	$236,515,975

The accrual of interest on loans is discontinued when, in management's opinion, the borrower may be unable to meet payments as they become due, unless the loan is well-secured. When a loan becomes 90 days past due, it is evaluated to determine if the loan is well-secured and in the process of collection of past due amounts. Loans disclosed as included on nonaccrual status are generally past due over 90 days. However, as of September 30, 2011 three commercial real estate loans totaling $288,924 were past due less than 90 days and carried as nonaccrual at management's discretion based on the afore mentioned qualifications. As of September 30, 2011 loans past due over 90 and still accruing have been examined by management to ensure they are well-secured and in the process of collection of past due amounts.

The Company uses an eight-grade internal loan rating system for its loan portfolio as follows:

Grade 1—Prime (Excellent) – Loans to borrowers with unquestionable financial strength and a solid earning history. This category includes national, international, regional, local entities, and individuals with commensurate capitalization, profitability, income, or ready access to capital markets as well as loans collateralized by cash equivalents. These loans are considered substantially risk free.

Grade 2—Good (Superior) – Loans which exhibit a strong earnings record, and liquidity and leverage ratios that compare favorably with the industry. There are excellent prospects for continued growth. This category also includes those loans secured within margins with marketable collateral. Limited risk. The elements for risk for these borrowers are slightly greater than those associated with risk grade Prime.

Grade 3—Acceptable (Average) – Loans to borrowers with a satisfactory financial condition, liquidity, and earnings history which indications that the trend will continue. Working capital is considered adequate and income is sufficient to repay debt as scheduled. Handles normal credit needs in a satisfactory manner.

Grade 4—Fair (Watch) – Loans to borrowers which may show at least one of the following: start-up operation or venture capital, financial condition, adverse events which have not yet become trends such as sporadic profitability, occasional overdrafts, instances of slow pay, documentation deficiencies. Borrower may also exhibit substantial grantor support. Debt is being handled as agreed, and the primary source of repayment remains available. Circumstances may warrant more than normal monitoring, but are not serious enough to warrant criticism of classification.

Grade 5—Special Mention – Loans with potential weaknesses which may, if not checked and corrected, would weaken the assets or inadequately protect the Bank's credit position at some future date. These loans may require resolution of specific pending events before the associated risk can be adequately evaluated. These are criticized loans.

Grade 6—Substandard – Loans, which are inadequately protected by the net worth and cash flow capacity of the borrower or the collateral pledged. The credit risk in this situation relates to the possibility of some loss of principal or interest if the deficiencies are not corrected. These loans are considered classified.

Grade 7—Doubtful – Loans, which are inadequately protected by the net worth of the borrower or the collateral pledged and repayment in full is improbable on the basis of existing facts, values and conditions. The possibility of loss is high, but because of certain important and reasonable specific pending factors, which may work to the advantage and strengthening of the facility, its classification as an estimated loss is deferred until its more exact status may be determined. These loans are considered classified, as value is impaired. A full or partial reserve is warranted.

Grade 8—Loss – Loans, which are considered uncollectible and continuance as an unacceptable asset are not warranted. These loans are considered classified and are either charged off or fully reserved against.

The following table presents the Company's loans by risk rating, before unearned loan fees, at September 30, 2011:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Grade 1 (Prime)	$—	$27,307	$—	$—	$—	$—	$—	$27,307
Grade 2 (Superior)	18,848	470	—	359,919	—	21,875	—	401,112
Grade 3 (Acceptable-Average)	666,612	3,844,986	12,070,332	127,093,050	573,930	1,480,649	—	145,729,559
Grade 4—Fair (Watch)	—	77,256	1,975,347	8,438,917	612,493	261,810	104,836	11,470,659
Grade 5 (Special Mention)	—	189,194	2,863,727	7,419,980	—	27,951	—	10,500,852
Grade 6 (Substandard)	160,055	—	14,029,185	39,597,308	680,435	200,689	—	54,667,672
Grade 7 (Doubtful)	—	—	108,164	—	—	867	—	109,031
Grade 8 (Loss)	—	—	—	—	—	—	—	—

	$845,515	$4,139,213	$31,046,755	$182,909,174	$1,866,858	$1,993,841	$104,836	$222,906,192

The following table presents the Company's loans by risk rating at December 31, 2010:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Grade 1 (Prime)	$—	$44,674	$—	$—	$—	$—	$—	$44,674
Grade 2 (Superior)	22,945	70,500	—	371,277	—	42,733	—	507,455
Grade 3 (Acceptable-Average)	538,193	4,006,005	14,756,707	134,777,727	844,321	1,770,983	—	156,693,936
Grade 4—Fair (Watch)	34,410	703,579	2,717,276	9,840,462	1,707,272	355,056	106,559	15,464,614
Grade 5 (Special Mention)	68,892	—	2,741,872	4,143,158	—	30,812	—	6,984,734
Grade 6 (Substandard)	218,355	—	17,787,787	36,936,982	834,703	381,283	—	56,159,110
Grade 7 (Doubtful)	—	—	444,005	—	—	5,130	—	449,135
Grade 8 (Loss)	—	—	—	212,317	—	—	—	212,317

	$882,795	$4,824,758	$38,447,647	$186,281,923	$3,386,296	$2,585,997	$106,559	$236,515,975

Each loan is assigned a risk rating at origination, and grades are continuously assessed as part of the Bank's loan grading system based on loan review results as well as internal evaluations. Grades are changed as necessary based on the most recent information and indications available for each loan.

NOTE 5.	LOANS

The composition of loans is summarized as follows:

	December 31,
	2010	2009
Unsecured	$882,795	$1,073,118
Cash value	4,824,758	5,391,247
Residential real estate	38,447,647	36,964,577
Commercial real estate	186,281,923	189,190,557
Business assets	3,386,296	6,277,939
Vehicles	2,585,997	2,973,019
Other	106,559	108,850

	236,515,975	241,979,307
Net deferred loan fees and costs	(970,203)	(1,197,586)
Allowance for loan losses	(5,223,764)	(6,649,261)

Loans, net	$230,322,008	$234,132,460

For purposes of the disclosures required pursuant to the adoption of amendments to ASC 310, the loan portfolio was disaggregated into segments. A portfolio segment is defined as the level at which the entity develops and documents a systematic method for determining its allowance for loan losses. There are seven loan portfolio segments that include unsecured, cash value, residential real estate, commercial real estate, business assets, vehicles, and other.

Unsecured

Loans in this segment are any loans, whether guaranteed, endorsed or co-made, that are not fully collateralized. Unsecured loans are subject to the lending policies and procedures described in Note 1. Total unsecured loans as of December 31, 2010 were 0.3% of the total loan portfolio.

Cash Value

These are loans fully secured by cash or cash equivalents. Cash value loans are subject to the lending policies and procedures described in Note 1. Total cash value loans as of December 31, 2010 were 2.0% of the total loan portfolio.

Residential Real Estate

These loans include all mortgages and other liens on residential real estate, as well as vacant land designated as residential real estate. Residential real estate loans are subject to the lending policies and procedures described in Note 1. Total residential real estate loans as of December 31, 2010 were 16.3% of the total loan portfolio.

Commercial Real Estate

The commercial real estate portfolio represents the largest category of the Company's loan portfolio. These loans include all mortgages and other liens on commercial real estate. Commercial real estate loans are subject to the lending policies and procedures described in Note 1. Total commercial real estate loans as of December 31, 2010 were 78.8% of the total loan portfolio.

Business Assets

Loans in this segment are made to businesses and are generally secured by business assets, equipment, inventory, and accounts receivable. Business assets loans are subject to the lending policies and procedures described in Note 1. Total business assets loans as of December 31, 2010 were 1.4% of the total loan portfolio.

Vehicles

Loans in this segment are secured by motor vehicles. Vehicle loans are subject to the lending policies and procedures described in Note 1. Total vehicle loans as of December 31, 2010 were 1.1% of the total loan portfolio.

Other

Loans in this segment are generally secured by consumer loans, but include all loans that do not belong in one of the other segments. Other loans are subject to the lending policies and procedures described in Note 1. Total other loans as of December 31, 2010 were 0.1% of the total loan portfolio.

Changes in the allowance for loan losses are as follows:

	Years Ended December 31,
	2010	2009
Balance, beginning of year	$6,649,261	$4,368,690
Provision for loan losses	470,000	9,530,064
Loans charged off	(2,165,634)	(7,354,748)
Recoveries of loans previously charged off	270,137	105,255

Balance, end of year	$5,223,764	$6,649,261

The allowance for loan losses for the year ended December 31, 2010, by portfolio segment, is as follows (in thousands):

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$121,061	$68,835	$2,945,465	$2,821,151	$483,536	$209,172	$41	$—	$6,649,261
Charge-offs	(48,444)	(2,840)	(1,107,937)	(989,904)	—	(16,509)	—	—	(2,165,634)
Recoveries	30,594	—	11,184	195,909	32,450	—	—	—	270,137
Provision	(40,191)	(60,785)	410,121	207,769	(199,142)	(50,904)	(36)	203,168	470,000

Ending balance	$63,020	$5,210	$2,258,833	$2,234,925	$316,844	$141,759	$5	$203,168	$5,223,764

Ending balance - individually evaluated for impairment	$4,535	$—	$638,268	$989,599	$255,338	$122,269	$—	$—	$2,010,009

Loans:
Ending balance	$882,795	$4,824,758	$38,447,647	$186,281,923	$3,386,296	$2,585,997	$106,559	$—	$236,515,975

Ending balance - individually evaluated for impairment	$83,801	$—	$18,707,869	$29,430,587	$1,940,334	$238,945	$—	$—	$50,401,536

A loan is considered impaired, in accordance with the impairment accounting guidance (FASB ASC 310-10-35-16), when based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual term of the loan. Impaired loans include loans modified in troubled debt restructuring where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

Included in the loan categories above are loans considered troubled debt restructurings. At December 31, 2010, the Company had loans totaling $12,614,321 that were modified in a troubled debt restructuring and impaired. In addition to these restructures, the Company had troubled debt restructurings that were performing in accordance with their modified terms totaling $7,193,074.

The following is a summary of information pertaining to impaired loans, nonaccrual loans, and loans past due ninety days or more.

	As of and for the Years Ended December 31,
	2010	2009
Impaired loans without a valuation allowance	$41,280,542	$24,918,578
Impaired loans with a valuation allowance	9,120,994	11,698,424

Total impaired loans	$50,401,536	$36,617,002

Valuation allowance related to impaired loans	$2,010,009	$3,176,734

Average investment in impaired loans	$43,509,270	$26,142,140

Interest income recognized on impaired loans	$1,734,686	$1,883,767

Nonaccrual loans	$29,546,836	$22,511,415

Loans past due ninety days or more and still accruing	$619,895	$2,257

No additional funds are committed to be advanced in connection with impaired loans.

Impaired loans as of December 31, 2010, by portfolio segment, are as follows:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
With no related allowance recorded:
Unsecured	$76,446	$76,446	$—	$39,789
Cash value	—	—	—	—
Residential real estate	17,387,990	17,387,990	—	14,234,958
Commercial real estate	22,062,076	22,062,076	—	17,924,953
Business assets	1,673,333	1,673,333	—	859,512
Vehicles	80,697	80,697	—	40,348
Other	—	—	—	—

With a related allowance recorded:
Unsecured	7,355	7,355	4,535	32,768
Cash value	—	—	—	45,829
Residential real estate	1,319,879	1,319,879	638,268	2,329,487
Commercial real estate	7,368,511	7,368,511	989,599	7,688,210
Business assets	267,001	267,001	255,338	166,326
Vehicles	158,248	158,248	122,269	147,090
Other	—	—	—	—

Total:
Unsecured	83,801	83,801	4,535	72,556
Cash value	—	—	—	45,829
Residential real estate	18,707,869	18,707,869	638,268	16,564,446
Commercial real estate	29,430,587	29,430,587	989,599	25,613,162
Business assets	1,940,334	1,940,334	255,338	1,025,838
Vehicles	238,945	238,945	122,269	187,439
Other	—	—	—	—

A primary credit quality indicator for financial institutions is delinquent balances. Following are the delinquent amounts, by portfolio segment, as of December 31, 2010:

	Current	30-89 Days	Greater Than 90 Days	Total Accruing Past Due	Non-Accrual	Total Financing Receivables
Unsecured	$748,934	$86,414	$—	$86,414	$47,447	$882,795
Cash value	4,790,927	33,831	—	33,831	—	4,824,758
Residential real estate	25,093,331	3,101,601	610,925	3,712,526	9,641,790	38,447,647
Commercial real estate	159,067,792	8,305,542	—	8,305,542	18,908,589	186,281,923
Business assets	2,181,829	571,309	—	571,309	633,158	3,386,296
Vehicles	2,174,963	86,212	8,970	95,182	315,852	2,585,997
Other	106,559	—	—	—	—	106,559

	$195,164,335	$12,184,909	$619,895	$12,804,804	$29,546,836	$236,515,975

The Company uses an eight-grade internal loan rating system for its loan portfolio as follows:

Grade 1—Prime (Excellent)

Loans to borrowers with unquestionable financial strength and a solid earning history. This category includes national, international, regional, local entities, and individuals with commensurate capitalization, profitability, income, or ready access to capital markets as well as loans collateralized by cash equivalents. These loans are considered substantially risk free.

Grade 2—Good (Superior)

Loans which exhibit a strong earnings record, and liquidity and leverage ratios that compare favorably with the industry. There are excellent prospects for continued growth. This category also includes those loans secured within margins with marketable collateral. Limited risk. The elements for risk for these borrowers are slightly greater than those associated with risk grade Prime.

Grade 3—Acceptable (Average)

Loans to borrowers with a satisfactory financial condition, liquidity, and earnings history which indications that the trend will continue. Working capital is considered adequate and income is sufficient to repay debt as scheduled. Handles normal credit needs in a satisfactory manner.

Grade 4—Fair (Watch)

Loans to borrowers which may show at least one of the following: start-up operation or venture capital, financial condition, adverse events which have not yet become trends such as sporadic profitability, occasional overdrafts, instances of slow pay, documentation deficiencies. Borrower may also exhibit substantial grantor support. Debt is being handled as agreed, and the primary source of repayment remains available. Circumstances may warrant more than normal monitoring, but are not serious enough to warrant criticism of classification.

Grade 5—Special Mention

Loans with potential weaknesses which may, if not checked and corrected, would weaken the assets or inadequately protect the Bank's credit position at some future date. These loans may require resolution of specific pending events before the associated risk can be adequately evaluated. These are criticized loans.

Grade 6—Substandard

Loans, which are inadequately protected by the net worth and cash flow capacity of the borrower or the collateral pledged. The credit risk in this situation relates to the possibility of some loss of principal or interest if the deficiencies are not corrected. These loans are considered classified.

Grade 7—Doubtful

Loans, which are inadequately protected by the net worth of the borrower or the collateral pledged and repayment in full is improbable on the basis of existing facts, values and conditions. The possibility of loss is high, but because of certain important and reasonable specific pending factors, which may work to the advantage and strengthening of the facility, its classification as an estimated loss is deferred until its more exact status may be determined. These loans are considered classified, as value is impaired. A full or partial reserve is warranted.

Grade 8—Loss

Loans, which are considered uncollectible and continuance as an unacceptable asset are not warranted. These loans are considered classified and are either charged off or fully reserved against.

The following table presents the Company's loans by risk rating at December 31, 2010:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Grade 1 (Prime)	$—	$44,674	$—	$—	$—	$—	$—	$44,674
Grade 2 (Superior)	22,945	70,500	—	371,277	—	42,733	—	507,455
Grade 3 (Acceptable-Average)	538,193	4,006,005	14,756,707	134,777,727	844,321	1,770,983	—	156,693,936
Grade 4 - Fair (Watch)	34,410	703,579	2,717,276	9,840,462	1,707,272	355,056	106,559	15,464,614
Grade 5 - (Special Mention)	68,892	—	2,741,872	4,143,158	—	30,812	—	6,984,734
Grade 6 (Substandard)	218,355	—	17,787,787	36,936,982	834,703	381,283	—	56,159,110
Grade 7 (Doubtful)	—	—	444,005	—	—	5,130	—	449,135
Grade 8 (Loss)	—	—	—	212,317	—	—	—	212,317

	$882,795	$4,824,758	$38,447,647	$186,281,923	$3,386,296	$2,585,997	$106,559	$236,515,975

In the ordinary course of business, the Company has granted loans to certain related parties including directors, executive officers, and their affiliates. The interest rates on these loans were substantially the same as rates prevailing at the time of the transaction and repayment terms are customary for the type of loan. Changes in related party loans for the year ended December 31, 2010 are as follows:

Balance, beginning of year	$6,624,193
Advances	1,228,353
Repayments	(378,300)
Change in related parties	(4,447,390)

Balance, end of year	$3,026,856

Premises And Equipment	12 Months Ended
Dec. 31, 2010
Premises And Equipment [Abstract]
Premises And Equipment
NOTE 6.	PREMISES AND EQUIPMENT

Premises and equipment are summarized as follows:

	December 31,
	2010	2009
Land	$1,344,962	$1,344,962
Buildings and improvements	8,931,190	8,824,422
Furniture and equipment	4,358,396	4,401,538

	14,634,548	14,570,922
Accumulated depreciation	(5,132,741)	(4,565,317)

	$9,501,807	$10,005,605

Depreciation expense was $567,424 and $601,847 for the years ended December 31, 2010 and 2009, respectively.

Leases

The Company has an operating sublease agreement for the rental of a branch banking facility at Hartsfield Jackson Atlanta International Airport. The sublease agreement covers approximately 475 square feet of space located in the main terminal of the airport. The sublessor agreed to pay all of the Company's obligations under the sublease with the exception of the Company's pro rata share of actual maintenance and operating costs for the Bank center (currently estimated at $25 per square foot per year). The lease calls for lease payments of $1,000 per month and has a term of five years.

The Company also has an operating lease agreement for the rental of a branch banking facility in Albany, Georgia. The lease calls for lease payments of $1,000 per month and has a lease term of four years. There is also an option to extend this lease for an additional two years at the end of this term.

The following represents the minimum monthly lease payments under noncancelable operating leases:

2011	$24,000
2012	6,000

$30,000

Total rental expense for the years ended December 31, 2010 and 2009 was $66,632 and $68,163, respectively.

Foreclosed Real Estate	12 Months Ended
Dec. 31, 2010
Foreclosed Real Estate[Abstract]
Foreclosed Real Estate
NOTE 7.	FORECLOSED REAL ESTATE

A summary of foreclosed real estate are presented as follows:

	Years Ended December 31,
	2010	2009
Balance, beginning of year	$6,332,288	$2,220,082
Additions	4,477,714	7,264,660
Capitalized expenses	3,858	304,579
Writedowns	(74,724)	(2,165,870)
Sales	(341,716)	(395,535)
Internally financed sales	(1,505,991)	(1,269,163)
Deferred gain on sale	—	312,950
Net gain (loss) on sales	25,810	60,585

Balance, end of year	$8,917,239	$6,332,288

As of December 31, 2010 and 2009, deferred gains on sales of foreclosed real estate of $312,950 and $312,950 are included in the balance sheet as a reduction of loans.

(Income) expenses applicable to foreclosed real estate include the following:

	Years Ended December 31,
	2010	2009
Net loss (gain) on sales of real estate	$(25,810)	$(60,585)
Operating expenses, net of rental income	396,703	2,103,190

	$370,893	$2,042,605

Deposits	12 Months Ended
Dec. 31, 2010
Deposits [Abstract]
Deposits
NOTE 8.	DEPOSITS

Deposit account balances at December 31, 2010 and 2009 are summarized as follows:

	2010	2009
Non-interest bearing	$24,624,361	$27,677,541
Interest-bearing demand	5,088,279	5,298,668
Money market	20,539,734	21,736,216
Individual savings	9,037,684	9,184,095
Time deposits $100,000 or greater	113,019,690	47,721,726
Other time deposits	102,972,547	168,463,404

	$275,282,295	$280,081,650

The scheduled maturities of time deposits at December 31, 2010 are as follows:

2011	$122,892,094
2012	48,177,688
2013	15,021,543
2014	17,978,215
2015	11,922,697

$215,992,237

At December 31, 2010 and 2009, the Company had brokered deposits of $19,571,210 and $37,604,240, respectively.

At December 31, 2010 and 2009, overdraft demand deposits reclassified to loans totaled $69,940 and $120,277, respectively.

Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2010
Securities Sold Under Repurchase Agreements [Abstract]
Securities Sold Under Repurchase Agreements
NOTE 9.	SECURITIES SOLD UNDER REPURCHASE AGREEMENTS

Securities sold under repurchase agreements, which are secured borrowings, generally mature within one to four days from the transaction date. Securities sold under repurchase agreements are reflected at the amount of cash received in connection with the transactions. The Company may be required to provide additional collateral based on the fair value of the underlying securities. The Company monitors the fair value of the underlying securities on a daily basis. Securities sold under repurchase agreements at December 31, 2010 and 2009 were $- and $6,414,593, respectively.

Note Payable	12 Months Ended
Dec. 31, 2010
Note Payable [Abstract]
Note Payable
NOTE 10.	NOTE PAYABLE

The Company has a line of credit with a financial institution. Under the terms of the line of credit, the Company could borrow funds during the first two years "draw period" of the agreement. During the "draw period," interest only payments were due on a quarterly basis. Effective September 1, 2006, the Company was required to begin amortizing the loan over a ten year period maturing June 1, 2016 through equal annual principal payments and accrued interest payments due quarterly. This line of credit is secured by the outstanding shares of Capitol City Bank & Trust common stock. As of December 31, 2010 and 2009, total borrowings under this line of credit were $275,250.

On April 10, 2009, certain terms of the line of credit were modified including the increase in the interest rate to prime plus 3.00%. The Company is required to make principal payments of $45,875 per quarter together with accrued interest. Payments totaling $183,500 were due in 2010, but were not paid and a waiver has not been provided by the lender.

Contractual maturities of the note payable are as follows:

2011	$275,250
2012	—

$275,250

Other Borrowings	12 Months Ended
Dec. 31, 2010
Other Borrowings [Abstract]
Other Borrowings
NOTE 11.	OTHER BORROWINGS

At December 31, 2010, the Company had a federal fund line available with a correspondent bank of $5,000,000.

FHLB advances are secured by a lien on the Company's FHLB stock, the Company's deposits with the FHLB, and a blanket floating line on the Company's loan portfolio. As of December 31, 2010 and 2009, the Company had advances outstanding with the FHLB totaling $5,500,000 and $10,700,000, respectively. As of December 31, 2010, advances had a weighted average rate of 0.58% and mature on various dates between April 1, 2011 and August 3, 2011.

On May 10, 2010, the Company was notified by the FHLB that, based on the current financial and operating condition of the Company, all credit availability of the Company with the FHLB has been rescinded. Additionally, the Company is also now required to provide all collateral underlying existing advances outstanding for safekeeping at the FHLB. On March 23, 2011, the Company was notified that its credit availability had been reinstated.

Trust Preferred Securities	12 Months Ended
Dec. 31, 2010
Trust Preferred Securities [Abstract]
Trust Preferred Securities
NOTE 12.	TRUST PREFERRED SECURITIES

In 2003, the Company formed a wholly-owned grantor trust to issue cumulative trust preferred securities in a private placement offering. The grantor trust has invested the proceeds of the trust preferred securities in subordinated debentures of the Company. The trust preferred securities can be redeemed, in whole or in part, from time to time, prior to maturity at the option of the Company on or after April 7, 2008. The sole assets of the grantor trust are the Junior Subordinated Debentures of the Company (the "Debentures"). The Debentures have the same variable interest rate of LIBOR plus 3.3% provided that the applicable interest rate could not exceed 12.5% through April 7, 2008 (3.59% at December 31, 2010). The Company had the right to defer interest payments on the Debentures up to ten consecutive semi-annual periods (five years), so long as the Company is not in default under the subordinated debentures. Interest compounds during the deferral period. No deferral period may extend beyond the maturity date.

The preferred securities are subject to redemption, in whole or in part, upon repayment of the subordinated debentures at maturity on April 7, 2033 or their earlier redemption. The Company has the right to redeem the debentures, in whole or in part, from time to time, on or after April 7, 2008, at a redemption price equal to 100% of the principal amount to be redeemed plus any accrued and unpaid interest.

The Company has guaranteed the payment of all distributions the Trust is obligated to make, but only to the extent the Trust has sufficient funds to satisfy those payments. The Company and the Trust believe that, taken together, the obligations of the Company under the Guarantee Agreement, the Trust Agreement, the Subordinated Debentures, and the Indenture provide, in the aggregate, a full, irrevocable and unconditional guarantee of all of the obligations of the Trust under the Preferred Securities on a subordinated basis.

The Company is required by the Federal Reserve Board to maintain certain levels of capital for bank regulatory purposes. The Federal Reserve Board determined that certain cumulative preferred securities having the characteristics of trust preferred securities qualify as minority interest, which is included in Tier 1 capital for bank and financial holding companies. In calculating the amount of Tier 1 qualifying capital, the trust preferred securities can only be included up to the amount constituting 25% of total Tier 1 capital elements (including trust preferred securities). Such Tier 1 capital treatment provides the Company with a more cost-effective means of obtaining capital for bank regulatory purposes than if the Company were to issue preferred stock.

The trust preferred securities and the related Debentures were issued on April 7, 2003. Both financial instruments bear an identical annual rate of interest at 3.58% at December 31, 2010. Distributions on the trust preferred securities are paid quarterly on January 7, April 7, July 7, and October 7 of each year, beginning July 7, 2003. Interest on the Debentures is paid on the corresponding dates. The Company has exercised its right to defer payment of interest on the debentures beginning during the first quarter of 2010, continuing through December 31, 2010. The aggregate principal amount of trust preferred certificates outstanding at December 31, 2010 and 2009 was $3,403,000. The aggregate principal amount of Debentures outstanding at December 31, 2010 and 2009 was $3,403,000.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
Employee Benefit Plans
NOTE 13.	EMPLOYEE BENEFIT PLANS

Stock-Based Compensation

The Company has a Stock Option Plan in which the Company can grant to directors, emeritus directors, and employees options for an aggregate of 638,400 shares of the Company's common stock. For incentive stock options, the option price shall be not less than the fair market value of such shares on the date the option is granted. If the optionee owns shares of the Company representing more than 10% of the total combined voting power, then the price shall not be less than 110% of the fair market value of such shares on the date the option is granted. With respect to nonqualified stock options, the option price shall be set in the Board's sole and absolute discretion. The option period will not exceed ten years from date of grant. Other pertinent information related to the options is as follows:

A summary of stock option activity under the Plan as of December 31, 2010 and 2009, and changes during the years then ended is presented below:

December 31, 2010	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at January 1, 2010	178,656	$0.94
Granted	—	—
Forfeited	—	—
Exercised	—	—

Outstanding at December 31, 2010	178,656	$0.94	2.0

Vested at December 31, 2010	178,656	$0.94	2.0

December 31, 2009	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at January 1, 2009	1,592,000	$0.67
Granted	—	—
Forfeited	(1,360,000)	0.63
Exercised	(53,344)	0.94

Outstanding at December 31, 2009	178,656	$0.94	3.0

Vested at December 31, 2009	178,656	$0.94	3.0

Cash received from option exercises for the years ended December 31, 2010 and 2009 was $- and $52,510, respectively.

At December 31, 2010, the aggregate intrinsic value of options outstanding and exercisable was $279,150.

Employee Stock Purchase Plan

In 2007, the Company adopted a stock purchase plan. Under the plan, employees of the Company meeting certain eligibility requirements are eligible to participate in the plan. Participants in the plan may participate through payroll deductions which are limited to 15% of gross pay. The purchase price of the shares of common stock is based on 85% of the fair market value. The initial offering commenced on January 1, 2007. For the years ended December 31, 2010 and 2009, 2,300 and 473 shares, respectively, were purchased under the plan. A total of 7,440 shares have been purchased under the plan as of December 31, 2010.

401(k) Profit-Sharing Plan

The Company has a 401(k) profit-sharing plan covering all employees, subject to certain minimum age and service requirements. Contributions to the plan charged to expense for the years ended December 31, 2010 and 2009 amounted to $74,703 and $130,819, respectively.

Stock Split	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stock Split [Abstract]
Stock Split

NOTE 13. STOCK SPLIT

On June 22, 2010, the Company's shareholders approved a 4 for 1 stock split and a change in the par value of its common stock from $1.50 to $1.00. All per share amounts in all periods have been retroactively adjusted for this split as if it occurred in the first period presented.

NOTE 14.	STOCK SPLIT

On June 22, 2010, the Company's shareholders approved a 4 for 1 stock split and a change in the par value of its common stock from $1.50 to $1.00. All per share amounts in all periods have been retroactively adjusted for this split as it occurred in the first period presented.

Secondary Stock Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Secondary Stock Offering [Abstract]
Secondary Stock Offering

NOTE 11. SECONDARY STOCK OFFERING

On May 8, 2008, the Company filed an S-1 registration statement for a stock offering of up to 1,500,000 shares of the Company's common stock at a price of $2.50 per share. The offering was terminated on May 8, 2011.

NOTE 15.	SECONDARY STOCK OFFERING

On May 8, 2008, the Company filed an S-1 registration statement for a stock offering of up to 6,000,000 shares of the Company's common stock at a price of $10 per share. As a result of the stock split in 2010, this price was adjusted to $2.50 per share. The offering originally was to terminate on November 8, 2008 or when all 6,000,000 shares of common stock are sold, whichever occurs first. The Company has extended the offering for up to 90 days several times, and it is currently scheduled to close in 2011.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
NOTE 16.	INCOME TAXES

Income tax benefit consists of the following:

	Years Ended December 31,
	2010	2009
Current	$—	$(3,212,964)
Deferred	—	1,474,405

Income tax benefit	$—	$(1,738,559)

The Company's income tax expense (benefit) differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2010	2009
Tax benefit at statutory federal rate	$12,591	$(4,184,209)
Tax-free income	—	(19,962)
Disallowed interest expense	—	3,566
State income tax benefit	39	(409,446)
Valuation allowance	(56,429)	2,858,643
Other items, net	43,799	12,849

Income tax benefit	$—	$(1,738,559)

The components of the net deferred tax asset, included in other assets, are as follows:

	December 31,
	2010	2009
Deferred tax assets:
Loan loss reserves	$1,171,780	$1,765,620
Reserve for other real estate	383,154	392,139
Income tax loss carryover	1,448,731	933,251
Other	4,552	4,576

	3,008,217	3,095,586

Deferred tax liabilities:
Depreciation	206,003	236,943

Valuation allowance	(2,802,214)	(2,858,643)
Net deferred tax assets	$—	$—

The Company has net operating loss carryforwards expiring in 2029, if not utilized.

Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 6. EARNINGS PER COMMON SHARE

Presented below is a summary of the components used to calculate basic and diluted earnings per common share for the three and nine months ended September 30, 2011 and 2010.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Net income (loss) available to common shareholders $	(1,435,942)	$383,570	$(1,242,055)	$(51,048)

Weighted average common shares outstanding	9,825,751	9,717,300	9,813,252	9,701,656
Net effect of the assumed exercise of stock options based on the treasury stock method using the average market price for the period	111,481	111,660	111,481	111,660

Average number of common shares outstanding used to calculate diluted earnings per common share	9,937,232	9,828,960	9,924,733	9,813,316

Weighted average common shares outstanding are used for the three and nine months ended September 30, 2011, as there was a net loss in those periods, and inclusion of common stock equivalents would have been anti-dilutive.

Weighted average shares outstanding for the three and nine months ended September 30, 2010 have been adjusted for a four for one stock split in the form of a 100% stock dividend declared and paid on June 22, 2010.

NOTE 17.	LOSSES PER SHARE

Presented below is a summary of the components used to calculate basic and diluted losses per share:

	Years Ended December 31,
	2010	2009
Net loss available to common shareholders	$(25,125)	$(10,680,093)

Weighted average number of common shares outstanding	9,719,293	9,298,920
Effect of dilutive options	111,482	275,114

Weighted average number of common shares outstanding used to calculate dilutive earnings per share	9,830,775	9,574,034

Commitments And Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 8. CONTINGENCIES

In the normal course of business, the Company is involved in various legal proceedings. In the opinion of management, any liability resulting from such proceedings would not have a material effect on the Company's consolidated financial statements.

NOTE 18.	COMMITMENTS AND CONTINGENCIES

Loan Commitments

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. They involve, to varying degrees, elements of credit risk and interest rate risk in excess of the amount recognized in the consolidated balance sheets. The majority of all commitments to extend credit and standby letters of credit are variable rate instruments.

The Company's exposure to credit loss is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments. A summary of the Company's commitments is as follows:

	December 31,
	2010	2009
Commitments to extend credit	$4,894,000	$8,071,000
Financial standby letters of credit	2,058,000	2,483,000
Other standby letters of credit	400,000	300,000

	$7,352,000	$10,854,000

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the customer.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those letters of credit are primarily issued to support public and private borrowing arrangements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers. Collateral held varies and is required in instances which the Company deems necessary.

At December 31, 2010 and 2009, the carrying amount of liabilities related to the Company's obligation to perform under financial standby letters of credit was insignificant. The Company has not been required to perform on any financial standby letters of credit, and the Company has not incurred any losses on financial standby letters of credit for the years ended December 31, 2010 and 2009.

Contingencies

The Company's nature of business is such that it ordinarily results in a certain amount of litigation. In the opinion of management for the Company, there is no litigation in which the outcome will have a material effect on the consolidated financial statements.

Concentrations Of Credit	12 Months Ended
Dec. 31, 2010
Concentrations Of Credit [Abstract]
Concentrations Of Credit
NOTE 19.	CONCENTRATIONS OF CREDIT

The Company originates primarily commercial, residential, and consumer loans to customers in Fulton County, Dougherty County, Chatham County, Richmond County, metropolitan Atlanta, and to various minority groups throughout the southeastern United States. The ability of the majority of the Company's customers to honor their contractual loan obligations is dependent on the economy in these market areas. Ninety-five percent of the Company's loan portfolio is concentrated in loans secured by real estate, of which a substantial portion is secured by real estate in the Company's primary market areas. Included in loans secured by real estate are loans to churches and convenience stores in the Company's market areas which make up twenty-four percent and twenty-seven percent, respectively, of the total loan portfolio. Accordingly, the ultimate collectibility of the Company's loan portfolio is susceptible to changes in real estate conditions in the Company's primary market areas. The other concentrations of credit by type of loan are set forth in Note 5.

The Company, as a matter of policy, does not generally extend credit to any single borrower or group of related borrowers in excess of 25% of the Bank's statutory capital or net assets, as defined, which amounted to approximately $3,223,000 at December 31, 2010.

The Company has cash deposits with a financial institution in excess of the insured limitation of the Federal Deposit Insurance Corporation. If the financial institution were not to honor its contractual liability, the Company could incur losses. Management is of the opinion that there is no material risk because of the financial strength of the institution.

Regulatory Matters And Going Concern Considerations	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Regulatory Matters And Going Concern Considerations [Abstract]
Regulatory Matters And Going Concern Considerations

NOTE 3. REGULATORY MATTERS AND GOING CONCERN CONSIDERATIONS

Regulatory Actions

In January 2010, the Bank received a consent order ("order") from the Federal Deposit Insurance Corporation ("FDIC") and the Georgia Department of Banking and Finance ("The Department").

The Order is a formal corrective action pursuant to which the Bank has agreed to address specific issues set forth below, through the adoption and implementation of procedures, plan and policies designed to enhance the safety and soundness of the Bank. Contained in the order were various reporting requirements by management and the Board of Directors. In addition, the order requires that the Bank achieve and maintain the following minimum capital levels:

(i) Tier I capital at least equal to 8% of total average assets;

(ii) Total risk-based capital at least equal to 10% of total risk-weighted assets.

Additional requirements include, but are not limited to, reducing the levels of classified assets, prohibition of the acceptance, renewal, or rollover of brokered deposits, reducing concentrations of credit, prohibition of paying dividends, and maintaining an adequate allowance for loan losses.

The bank is in substantial compliance with the terms of the Order, specifically other material provisions have been addressed as follows:

i.	Prior to and since the Order, it has been and continues to be the primary focus of the board of directors and bank's management to get the bank back on sound financial footing. The Board in general and each committee in particular are taking a more active role the affairs of the bank.

ii.	The new Chief Operating Officer, John Turner, has taken on the role and responsibility of enforcement and oversight for compliance with the Order. A quarterly report is submitted on the status of the bank's compliance. Additionally, he had an immediate positive impact on the bank's overall financial position with the implementation of a number of new fee based products, including a new merchant services program, and organizational cost controls. These actions will obviously have a positive impact on the bank's bottom line.

iii.	The committee established for oversight of compliance with the Order is the Compliance Committee, that committee is active and ongoing.

iv.	The Bank is currently below the requisite minimum capital ratios of Tier 1 capital at 8% of total assets and Total risk based capital at 10% of total risked based assets. The Bank continues to actively pursue those institutional investors that have made conditional commitments to us. Additionally, the Bank will continue to solicit on an ongoing basis investment from individuals. As these funds are infused our capital ratios will improved to the required levels. In the interim some progress is being made through our focus on the profitable operation of the bank.

v.	The Bank's lending and collection policy has been updated. Additionally, procedures and guidelines have been implemented that strengthens the bank's underwriting of loans, especially as relates to the bank's loan concentrations in church and c-store loans. The Bank believes these improvements will also positively impact the credit quality of our portfolio as new loans are written and existing credits are reevaluated.

vi.	The Bank has eliminated from our books those loans classified as "loss" and 50% of those classified as "doubtful". This information is reflected the bank's 2010 financial statements. These charge-offs had a significant impact on our overall allowance for loan losses calculation. The Bank continues to evaluate the sufficiency of our allowance for loan losses based on our historical charge offs and related economic conditions.

vii.	The Bank recognizes that it continues to have a high concentration of church and c-store loans. Accordingly, the Bank prepares, on a quarterly basis, a risk analysis not only on those loans but on the entire loan portfolio of the bank. The report is presented to the board and submitted to the FDIC as part of the Order.

viii.	The Bank is no longer accepting brokered deposits. The Bank is making every effort to increase our core deposit base through enforcement of loan agreements and offering new and improved depository accounts. The Bank is accepting internet deposits.

ix.	It is the Bank's practice to comply with all regulatory and accounting guidelines as relates to the ALLL's and its adequacy. However, a formal and comprehensive policy is still in the developmental stages.

x.	The bank's budget plan is being revised.

xi.	Progress reports are submitted to the Federal Deposit Insurance Corporation and Georgia Department of Banking and Finance on a quarterly basis.

Going Concern Considerations

The condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for the foreseeable future. The events and circumstances described herein create a substantial doubt about the Company's ability to continue as a going concern. The condensed consolidated financial statements do not include and adjustment to reflect possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability to continue as a going concern. The Company's ability to continue as a going concern is contingent upon its ability to obtain the capital necessary to sustain profitable operations, implement a management plan to develop a profitable operation, overcoming and satisfying the requirements of the regulatory order described above and lower the level of problem assets.

The Bank has not achieved the required capital levels mandated by the Order. To date the Bank's capital preservation activities have included balance sheet restructuring that has included curtailed lending activity, including working to reduce overall concentrations in certain lending areas; working to reduce adversely classified assets; and continuing efforts to raise additional capital. The Company has engaged external advisors and has pursued various capital enhancing transactions and strategies throughout the first six months of 2011. The continuing level of problem loans as of the quarter ended June 30, 2011 and capital levels continuing to be in the "under capitalized" category of the regulatory framework for prompt corrective action as of June 30, 2011 continue to create substantial doubt about the Company's ability to continue as a going concern. There can be no assurance that any capital raising activities or other measures will allow the Bank to meet the capital levels required in the Order. Non-compliance with the capital requirements of the Order and other provisions of the Order may cause the Bank to be subject to further enforcement actions by the FDIC or the Department.

NOTE 20.	REGULATORY MATTERS

The Bank is subject to certain restrictions on the amount of dividends that may be declared without prior regulatory approval. At December 31, 2010, no dividends could be declared without regulatory approval.

The Company, on a consolidated basis, and Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of total and Tier I capital (as defined by the regulations), to risk-weighted assets (as defined), and of Tier I capital to average assets (as defined).

On January 13, 2010, the Company received a consent order ("order") from the Federal Deposit Insurance Corporation and the Georgia Department of Banking and Finance. Contained in the order were various reporting requirements by management and the Board of Directors. In addition, the order requires that the Bank achieve and maintain the following minimum capital levels:

(i)	Tier I capital at least equal to 8% of total average assets;

(ii)	Total risk-based capital at least equal to 10% of total risk-weighted assets.

Additional requirements include, but are not limited to, reducing the levels of classified assets, prohibition of the acceptance, renewal, or rollover of brokered deposits, reducing concentrations of credit, prohibition of paying dividends, and maintaining an adequate allowance for loan losses.

As of December 31, 2010, the Bank and Company's capital amounts and ratios fall under the category of "under capitalized" under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain minimum Total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table and also must not be subject to any written agreement, order, capital directive, or prompt corrective action directive issued by federal banking regulators. Management has implemented plans to raise additional capital to restore the Bank and Company to "well-capitalized" status.

The Company and Bank's actual capital amounts and ratios are presented in the following table.

	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required For Compliance With Consent Order
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2010:
Total Capital to Risk Weighted Assets:
Consolidated	$16,176	6.21%	$20,825	8.00%	$	N/A	N/A
Bank	$16,600	6.38%	$20,801	8.00%		$26,001	10.00%
Tier I Capital to Risk Weighted Assets:
Consolidated	$12,901	4.96%	$10,412	4.00%	$	N/A	N/A
Bank	$13,325	5.12%	$10,401	4.00%	$	N/A	N/A
Tier I Capital to Average Assets:
Consolidated	$12,901	4.17%	$12,382	4.00%	$	N/A	N/A
Bank	$13,325	4.31%	$12,370	4.00%		$24,739	8.00%

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2009:
Total Capital to Risk Weighted Assets:
Consolidated	$15,176	5.69%	$21,333	8.00%	$—	N/A
Bank	$16,283	6.10%	$21,350	8.00%	$26,678	10.00%
Tier I Capital to Risk Weighted Assets:
Consolidated	$11,800	4.43%	$10,667	4.00%	$—	N/A
Bank	$12,907	4.84%	$10,671	4.00%	$16,007	6.00%
Tier I Capital to Average Assets:
Consolidated	$11,800	3.71%	$12,722	4.00%	$—	N/A
Bank	$12,907	4.06%	$12,727	4.00%	$15,909	5.00%

Fair Value Of Assets And Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Of Assets And Liabilities [Abstract]
Fair Value Of Assets And Liabilities

NOTE 9. FAIR VALUE OF ASSETS AND LIABILITIES

Determination of Fair Value

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. In accordance with the Fair Value Measurements and Disclosures topic (FASB ASC 820), the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company's various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

The recent fair value guidance provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The fair value is a reasonable point within the range that is most representative of fair value under current market conditions.

Fair Value Hierarchy

In accordance with this guidance, the Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1—Valuation is based on quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 assets and liabilities generally include debt and equity securities that are traced in an active exchange market. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2—Valuation is based on inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. The valuation may be based on quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3—Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which determination of fair value requires significant management judgment or estimation.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash, Due From Banks, Interest-Bearing Deposits at Other Financial Institutions, and Federal Funds Sold: The carrying amounts of cash, due from banks, interest-bearing deposits at other financial institutions, and federal funds sold approximates fair value.

Securities: Where quoted prices are available in an active market, we classify the securities within level 1 of the valuation hierarchy. Level 1 securities include highly liquid government bonds and exchange-traded equities.

If quoted market prices are not available, we estimate fair values using pricing models and discounted cash flows that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, and credit spreads. Examples of such instruments, which would generally be classified within level 2 of the valuation hierarchy, include GSE obligations, corporate bonds, and other securities. Mortgage-backed securities are included in level 2 if observable inputs are available. In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in level 3.

Loans: The carrying amount of variable-rate loans that reprice frequently and have no significant change in credit risk approximates fair value. Fair value of fixed rate loans is estimated using discounted contractual cash flow analyses, using market interest rates for comparable loans. Fair values for nonperforming loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Deposits: The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date. The carrying amounts of variable-rate certificates of deposit approximate their fair values at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation using market interest rates currently being offered for certificates of similar maturities.

Federal Home Loan Bank ("FHLB") advances and other borrowings: Fair values of fixed rate FHLB advances and other borrowings are estimated using discounted cash flow analyses based on the Company's current incremental borrowing rates for similar types of borrowing arrangements. The carrying values of variable rate FHLB advances and other borrowings approximate fair value.

Trust Preferred Securities: The fair value of the Company's variable rate trust preferred securities approximates the carrying value.

Accrued Interest: The carrying amounts of accrued interest approximate fair value.

Off-balance Sheet Credit-Related Instruments: Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties' credit standing.

Assets Measured at Fair Value on a Recurring Basis:

Assets measured at fair value on a recurring basis are summarized below:

	$37,910,545	$37,910,545	$37,910,545	$37,910,545
	September 30, 2011
	Level 1	Level 2	Level 3	Total
Investment securities available for sale	$—	$37,910,545	$—	$37,910,545

	$37,910,545	$37,910,545	$37,910,545	$37,910,545
	December 31, 2010
	Level 1	Level 2	Level 3	Total
Investment securities available for sale	$—	$37,012,468	$—	$37,012,468

Assets Measured at Fair Value on a Nonrecurring Basis:

Under certain circumstances we make adjustments to fair value for our assets and liabilities although they are not measured at fair value on an ongoing basis. The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy, for which a nonrecurring change in fair value has been recorded:

	$37,910,545	$37,910,545	$37,910,545	$37,910,545
	September 30, 2011
	Level 1	Level 2	Level 3	Total Gains (Losses)
Impaired loans	$—	$—	$21,926,954	$(2,077,995)
Foreclosed real estate	—	—	—	—

Total	$—	$—	$21,926,954	$(2,077,995)

	$37,910,545	$37,910,545	$37,910,545	$37,910,545
	December 31, 2010
	Level 1	Level 2	Level 3	Total Gains (Losses)
Impaired loans	$—	$—	$19,201,393	$(6,424,524)
Foreclosed real estate	—	—	1,175,349	(271,788)

Total	$—	$—	$20,376,742	$(6,696,312)

At September 30, 2011, in accordance with the provisions of the loan impairment guidance, individual loans with a carrying value of $24,004,949 were written down to fair value of $21,926,954, resulting in charge offs and specific reserves of $2,077,995. Impaired loans are evaluated and valued at the time the loan is identified as impaired, at the lower of cost or fair value. Fair value is measured based on the value of the collateral securing these loans and is classified at a Level 3 in the fair value hierarchy. Collateral may include real estate, or business assets including equipment, inventory and accounts receivable. Write downs of impaired loans are estimated using the present value of the expected cash flows or the appraised value of the underlying collateral discounted as necessary due to management's estimates of changes in economic conditions.

Foreclosed real estate is adjusted to fair value upon transfer of the loans to foreclosed real estate. Subsequently, foreclosed real estate is carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management's estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed real estate as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the foreclosed real estate as nonrecurring Level 3.

The carrying amount and fair value of the Company's financial instruments were as follows:

	September 30, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and short term investments	$13,251,955	$13,251,955	$6,530,362	$6,530,362
Securities	38,764,445	38,764,445	38,037,768	38,037,768
Loans, net	216,872,449	218,491,300	230,322,008	233,696,460
Accrued interest receivable	955,159	955,159	1,124,611	1,124,611

Financial liabilities:
Deposits	278,090,190	276,920,393	275,282,295	277,390,698
Note payable	275,250	275,250	275,250	275,250
Federal Home Loan Bank advances	5,500,000	5,499,637	5,500,000	5,521,875
Company guaranteed trust preferred securities	3,403,000	3,403,000	3,403,000	3,403,000
Accrued interest payable	907,750	907,750	999,367	999,367

NOTE 21.	FAIR VALUE OF ASSETS AND LIABILITIES

Determination of Fair Value

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. In accordance with the Fair Value Measurements and Disclosures topic (FASB ASC 820), the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company's various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

The fair value guidance provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The fair value is a reasonable point within the range that is most representative of fair value under current market conditions.

Fair Value Hierarchy

In accordance with this guidance, the Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1—Valuation is based on quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 assets and liabilities generally include debt and equity securities that are traced in an active exchange market. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2—Valuation is based on inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. The valuation may be based on quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3—Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which determination of fair value requires significant management judgment or estimation.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash, Due From Banks, Interest-Bearing Deposits at Other Financial Institutions, and Federal Funds Sold: The carrying amounts of cash, due from banks, interest-bearing deposits at other financial institutions, and federal funds sold approximates fair value.

Securities: Where quoted prices are available in an active market, we classify the securities within level 1 of the valuation hierarchy. Level 1 securities include highly liquid government bonds and exchange-traded equities.

If quoted market prices are not available, management estimates fair values using pricing models and discounted cash flows that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, and credit spreads. Examples of such instruments, which would generally be classified within level 2 of the valuation hierarchy, including GSE obligations, corporate bonds, and other securities. Mortgage-backed securities are included in level 2 if observable inputs are available. In certain cases where there is limited activity or less transparency around inputs to the valuation, management classifies those securities in level 3.

Loans: The carrying amount of variable-rate loans that reprice frequently and have no significant change in credit risk approximates fair value. Fair value of fixed rate loans is estimated using discounted contractual cash flow analyses, using market interest rates for comparable loans. Fair values for nonperforming loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Deposits: The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date. The carrying amounts of variable-rate certificates of deposit approximate their fair values at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation using market interest rates currently being offered for certificates of similar maturities.

Federal Funds Purchased: The carrying amounts of federal funds purchased approximate their fair values.

Securities Sold Under Repurchase Agreements: The carrying amount of securities sold under repurchase agreements approximates their fair value.

Trust Preferred Securities: The fair value of the Company's variable rate trust preferred securities approximates the carrying value.

Accrued Interest: The carrying amounts of accrued interest approximate fair value.

Off-balance Sheet Credit-Related Instruments: Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties' credit standing.

Assets Measured at Fair Value on a Recurring Basis: Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2010 Using
	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value
Securities available for sale	$—	$37,012,468	$—	$37,012,468

Total assets at fair value	$—	$37,012,468	$—	$37,012,468

	Fair Value Measurements at December 31, 2009 Using
	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value
Securities available for sale	$—	$52,350,752	$—	$52,350,752

Total assets at fair value	$—	$52,350,752	$—	$52,350,752

Assets Measured at Fair Value on a Nonrecurring Basis: Under certain circumstances we make adjustments to fair value for our assets and liabilities although they are not measured at fair value on an ongoing basis. The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy, for which a nonrecurring change in fair value has been recorded:

	Fair Value Measurements at December 31, 2010 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
Impaired loans	$—	$—	$19,201,393	$(6,424,524)
Foreclosed real estate	—	—	1,175,349	(271,788)

Total	$—	$—	$20,376,742	$(6,696,312)

	Fair Value Measurements at December 31, 2009 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
Impaired loans	$—		$—	$18,412,424	$(8,188,592)
Foreclosed real estate	—		—	5,228,081	(2,172,192)

Total	$—	$		$23,640,505	$(10,360,784)

At December 31, 2010, in accordance with the provisions of the loan impairment guidance (FASB ASC 310-10-35), individual loans with a carrying amount, after partial charge-offs of $4,414,515, of which $19,201,393 were written down to their fair value of $17,191,384, resulting in an impairment charge of $2,010,009. $9,120,994 of these impaired loans are referred to in Note 5 as impaired loans with a valuation allowance and have $2,010,009 in specific valuation allowances included in the allowance for loan losses. Write downs of impaired loans are estimated using the present value of expected cash flows or the appraised value of the underlying collateral discounted as necessary due to management's estimates of changes in economic conditions.

Foreclosed real estate is adjusted to fair value upon transfer of the loans to foreclosed real estate. Subsequently, foreclosed real estate is carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management's estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed real estate as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the foreclosed real estate as nonrecurring Level 3.

The carrying amount and fair value of the Company's financial instruments were as follows:

	December 31, 2010		December 31, 2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash, due from banks, interest-bearing deposits at other financial institutions, and federal funds sold	$6,530,362	$6,530,362	$7,650,603	$7,650,603
Securities	38,037,768	38,037,768	53,398,552	53,398,552
Loans, net	230,322,008	233,696,460	234,132,460	233,915,000
Accrued interest receivable	1,124,611	1,124,611	1,990,407	1,990,407

Financial liabilities:
Deposits	275,282,295	277,390,698	280,081,650	285,431,000
Federal funds purchased	—	—	4,140,000	4,140,000
Note payable	275,250	275,250	275,250	275,250
Federal Home Loan Bank advances	5,500,000	5,521,875	10,700,000	10,700,000
Securities sold under repurchase agreements	—	—	6,414,593	6,414,593
Company guaranteed trust preferred securities	3,403,000	3,403,000	3,403,000	3,403,000
Accrued interest payable	999,367	999,367	1,911,856	1,911,856

Supplemental Financial Data	12 Months Ended
Dec. 31, 2010
Supplemental Financial Data [Abstract]
Supplemental Financial Data
NOTE 22.	SUPPLEMENTAL FINANCIAL DATA

Components of other operating expenses in excess of 1% of total revenue are as follows:

	Years Ended December 31,
	2010	2009
Security	$356,803	$441,227
Computer expenses	1,046,775	980,400
Audit and professional fees	797,478	559,498
Telephone expenses	243,817	254,008
FDIC insurance assessments	1,416,624	793,889
Other real estate expenses	534,015	1,611,024

Parent Company Financial Information	12 Months Ended
Dec. 31, 2010
Parent Company Financial Information [Abstract]
Parent Company Financial Information

NOTE 23.	PARENT COMPANY FINANCIAL INFORMATION

The following information presents the condensed balance sheets, statements of operations and cash flows of Capitol City Bancshares, Inc., as of and for the years ended December 31, 2010 and 2009:

CONDENSED BALANCE SHEETS

	2010	2009
Assets
Cash	$14,584	$61,546
Investment in subsidiaries	12,935,586	13,569,267
Investment in trust preferred securities	103,000	103,000
Securities available for sale	50,000	50,000
Other assets	81,639	46,224

Total assets	$13,184,809	$13,830,037

Other liabilities	$264,654	$98,444
Note payable	275,250	275,250
Company guaranteed trust preferred securities	3,403,000	3,403,000
Stockholders' equity	9,241,905	10,053,343

Total liabilities and stockholders' equity	$13,184,809	$13,830,037

CONDENSED STATEMENTS OF OPERATIONS

	2010	2009
Income
Interest income	$943	$5,425
Dividends from bank subsidiary	25,000	250,000
Other income	816	—

Total income	26,759	255,425

Expense
Interest expense	144,786	159,530
Other expenses	64,723	573,038

Total expenses	209,509	732,568

Income (loss) before income tax benefit and equity 10 in undistributed income (loss) of subsidiaries	(182,750)	(477,143)

Income tax benefit	—	244,272

Loss before equity in undistributed income (loss) of subsidiaries	(182,750)	(232,871)

Equity in undistributed income (distributions in excess of earnings) of subsidiaries	219,780	(10,335,067)

Net income (loss)	$37,030	$(10,567,938)

CONDENSED STATEMENTS OF CASH FLOWS

	2010	2009
Operating activities
Net income (loss)	$37,030	$(10,567,938)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
(Earnings) losses of subsidiaries	(244,780)	10,085,067
Net other operating activities	130,793	221,235

Net cash used in operating activities	(76,957)	(261,636)

Investing activities
Capital contribution in bank	(193,050)	(1,617,630)

Net cash used in investing activities	(193,050)	(1,617,630)

Financing activities
Repayment of note payable	—	(91,750)
Proceeds from issuance of preferred stock	—	607,800
Cash dividends received from subsidiary	25,000	250,000
Payment of dividends on preferred stock	(62,155)	(50,000)
Proceeds from issuance of common stock under secondary stock offering	254,450	957,320
Proceeds from issuance of common stock under ESOP plan	5,750	4,730
Proceeds from exercise of stock options	—	52,510

Net cash provided by financing activities	223,045	1,730,610

Net decrease in cash	(46,962)	(148,656)

Cash at beginning of year	61,546	210,202

Cash at end of year	$14,584	$61,546

NICHOLS, CAULEY & ASSOCIATES, LLC
[LOGO]	A Professional Services Firm of:	REPLY TO:
	Certified Public Accountants	2970 Clairmont RD NE
	Certified Internal Auditors	Atlanta, Georgia 30329-4440
	Certified Financial Planners®	800-823-1224
	Certified Valuation Analysts	FAX 404-214-1302
atlanta@nicholscauley.com
Atlanta — Clarkesville — Dublin — Lake Oconee — Warner Robins
www.nicholscauley.com

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S

REPORT ON SUPPLEMENTAL INFORMATION

Board of Directors

Capitol City Bancshares, Inc.

Atlanta, Georgia

We have audited the consolidated financial statements of Capitol City Bancshares, Inc. and subsidiaries as of and for the year ended December 31, 2010, and our report thereon dated April 13, 2011, which expressed an unqualified opinion on those consolidated financial statements, appears on page 1. Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The accompanying supplementary information as listed in the table of contents for the year ended December 31, 2010, is presented for purposes of additional analysis and is not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

/s/ Nichols, Cauley & Associates, LLC

Atlanta, Georgia

April 13, 2011

CAPITOL CITY BANCSHARES, INC.

AND SUBSIDIARIES

CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2010

	Capitol City Bank & Trust	Capitol City Bancshares, Inc.	Capitol City Home Loans	Eliminations	Consolidated
Assets
Cash and due from banks	$5,354,489	$14,584	$35,790	$(59,469)	$5,345,394
Interest-bearing deposits at other financial institutions	454,968	—	—	—	454,968
Federal funds sold	730,000	—	—	—	730,000
Restricted equity securities, at cost	1,025,300	—	—	—	1,025,300
Securities available for sale	36,859,468	153,000	—	—	37,012,468
Investment in subsidiaries	—	12,935,586	—	(12,935,586)	—
Loans, net of unearned income	235,545,772	—	—	—	235,545,772
Less allowance for loan losses	5,223,764	—	—	—	5,223,764

Loans, net	230,322,008	—	—	—	230,322,008

Premises and equipment, net	9,492,533	—	9,274	—	9,501,807
Foreclosed real estate	8,917,239	—	—	—	8,917,239
Other assets	1,917,904	81,639	—	—	1,999,543

Total assets	$295,073,909	$13,184,809	$45,064	$(12,995,055)	$295,308,727

Liabilities and Stockholders' Equity

Deposits
Noninterest-bearing	$24,674,735	$—	$—	$(50,374)	$24,624,361
Interest-bearing	250,657,934	—	—	—	250,657,934

Total deposits	275,332,669	—	—	(50,374)	275,282,295
Note payable	—	275,250	—	—	275,250
Federal Home Loan Bank advances	5,500,000	—	—	—	5,500,000
Company guaranteed trust preferred securities	—	3,403,000	—	—	3,403,000
Other liabilities	1,350,718	264,654	—	(9,095)	1,606,277

Total liabilities	282,183,387	3,942,904	—	(59,469)	286,066,822

Stockholders' equity
Preferred stock	—	1,607,800	—	—	1,607,800
Common stock	3,192,528	9,777,656	341,000	(3,533,528)	9,777,656
Surplus	21,981,866	75,330	—	(21,981,866)	75,330
Retained earnings (accumulated deficit)	(11,850,308)	(1,785,317)	(295,936)	12,146,244	(1,785,317)
Accumulated other comprehensive income (loss)	(433,564)	(433,564)	—	433,564	(433,564)

Total stockholders' equity	12,890,522	9,241,905	45,064	(12,935,586)	9,241,905

Total liabilities and stockholders' equity	$295,073,909	$13,184,809	$45,064	$(12,995,055)	$295,308,727

See Independent Registered Public Accounting Firm's Report on Supplemental Information

CAPITOL CITY BANCSHARES, INC.

AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	Capitol City Bank & Trust	Capitol City Bancshares, Inc.	Capitol City Home Loans	Eliminations	Consolidated
Interest income
Loans, including fees	$14,496,500	$—	$—	$—	$14,496,500
Deposits in banks	2,731	—	—	—	2,731
Securities:
Taxable	1,029,104	943	—	—	1,030,047
Nontaxable	17,787	—	—	—	17,787
Federal funds sold	4,998	—	—	—	4,998
Dividends from bank subsidiary	—	25,000	—	(25,000)	—

Total interest income	15,551,120	25,943	—	(25,000)	15,552,063

Interest expense
Deposits	7,212,651	—	—	—	7,212,651
Other borrowings	134,452	144,786	—	—	279,238

Total interest expense	7,347,103	144,786	—	—	7,491,889

Net interest income	8,204,017	(118,843)	—	(25,000)	8,060,174
Provision for loan losses	470,000	—	—	—	470,000

Net interest income (loss) after provision for loan losses	7,734,017	(118,843)	—	(25,000)	7,590,174

Other income
Service charges on deposit accounts	1,497,587	—	—	—	1,497,587
Other fees and commissions	4,277	—	—	—	4,277
Gains on sales of foreclosed real estate, net	25,810	—	—	—	25,810
Gains on sales of available for sale securities, net	568,337	—	—	—	568,337
Other operating income	506,869	816	403	—	508,088

Total other income	2,602,880	816	403	—	2,604,099

Other expenses
Salaries and employee benefits	3,555,493	—	—	—	3,555,493
Occupancy and equipment expenses, net	1,179,865	—	3,329	—	1,183,194
Other operating expenses	5,352,460	64,723	1,373	—	5,418,556

Total other expenses	10,087,818	64,723	4,702	—	10,157,243

Income (loss) before equity in undistributed loss of subsidiaries	249,079	(182,750)	(4,299)	(25,000)	37,030

Equity in undistributed income of subsidiaries	—	219,780	—	(219,780)	—

Income (loss) before income tax benefit	249,079	37,030	(4,299)	(244,780)	37,030

Income tax benefit	—		—	—	—

Net income (loss)	$249,079	$37,030	$(4,299)	$(244,780)	$37,030

See Independent Registered Public Accounting Firm's Report on Supplemental Information

Basis Of Presentation	9 Months Ended
Sep. 30, 2011
Basis Of Presentation [Abstract]
Basis Of Presentation

NOTE 1. BASIS OF PRESENTATION

The interim consolidated financial information included for Capitol City Bancshares, Inc. (the "Company"), Capitol City Bank & Trust Company (the "Bank") and Capitol City Home Loans (the "Mortgage Company") herein is unaudited; however, such information reflects all adjustments (consisting solely of normal recurring adjustments) which are, in the opinion of management, necessary for a fair statement of results for the interim periods. These statements should be read in conjunction with the consolidated financial statements and related notes included in the Company's Annual Report on Form 10-K for the year ended December 31, 2010.

The results of operations for the three and nine month periods ended September 30, 2011 are not necessarily indicative of the results to be expected for the full year.

Management has evaluated all significant events and transactions that occurred after September 30, 2011, but prior to November 14, 2011, the date these condensed consolidated financial statements were issued, for potential recognition or disclosure in these condensed consolidated financial statements.

Stock Based Compensation	9 Months Ended
Sep. 30, 2011
Stock Based Compensation [Abstract]
Stock Based Compensation

NOTE 7. STOCK BASED COMPENSATION

The Company has a stock option plan in which the Company can grant to directors, emeritus directors, and employees options for an aggregate of 2,553,600 shares of the Company's stock. For incentive stock options, the option price shall be not less than the fair market value of such shares on the date the option is granted. If the participant owns shares of the Company representing more than 10% of the total combined voting power, then the price shall not be less than 110% of the fair market value of such shares on the date the option is granted. With respect to nonqualified stock options, the option price shall be set at the Board's sole and absolute discretion. The option period for all grants will not exceed ten years from the date of grant.

At December 31, 2010, all outstanding options were fully vested and there were no options granted during the three and nine month periods ended September 30, 2011 and 2010. Therefore, there was no compensation cost related to share-based payments for the three and six months ended September 30, 2011 and 2010.

The following table represents stock option activity for the three and nine months ended September 30, 2011:

	Three Months Ended September 30, 2011		Nine Months Ended September 30, 2011
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life
Options outstanding beginning of period	178,656	$0.94	178,656	$0.94
Options exercised	—	—	—	—
Options forfeited	—	—	—	—

Options outstanding end of period	178,656	0.94	178,656	0.94	1.24 Years

Outstanding exercisable end of period	178,656	0.94	178,656	0.94	1.24 Years

The option price for all options outstanding and exercisable at September 30, 2011 was $0.94.

Shares available for future stock options grants to employees and directors under existing plans were 633,600 at September 30, 2011. At September 30, 2011, the aggregate intrinsic value of options outstanding and exercisable was $279,150.

Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2011
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements

NOTE 10. RECENT ACCOUNTING PRONOUNCEMENTS

In January 2011, the FASB issued Accounting Standards Update No. 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20 ("ASU No. 2011-01"). ASU 2011-01 temporarily delays the effective date of troubled debt restructuring disclosures required by ASU 2010-20 for public companies. The disclosures regarding troubled debt restructurings will be effective for interim and annual periods ending after June 15, 2011. ASU No. 2011-01 will have an impact on the Company's disclosures, but not its financial position or results of operations.

In April 2011, the FASB issued Accounting Standards Update No. 2011-02, A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring ("ASU No. 2011-02"). ASU 2011-02 provides additional clarification for creditors in evaluating whether or not a debt restructuring involves a concession and whether a debtor is experiencing financial difficulties, both of which are the basis for determining whether a restructuring constitutes a troubled debt restructuring. The amendments will be effective for the first interim or annual period beginning on or after June 15, 2011. ASU 2011-02 also requires disclosure of those items deferred in ASU 2011-01 for interim and annual periods beginning on or after June 15, 2011. ASU No. 2011-02 will have an impact on the Company's disclosures, but not its financial position or results of operations.

In April 2011, the FASB also issued Accounting Standards Update No. 2011-03, Transfers and Servicing; Reconsideration of Effective Control for Repurchase Agreements ("ASU No. 2011-03"). ASU 2011-03 removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and the collateral maintenance implementation guidance related to that criterion. ASU 2011-03 is effective for interim and annual periods beginning on or after December 15, 2011 and is not expected to impact the Company's disclosures, financial position or results of operations.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU No 2011-04"). ASU 2011-04 provides common principles and requirements for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs. ASU 2011-04 is effective for interim and annual periods beginning on or after December 15, 2011 and is expected to impact the Company's disclosures but not its financial position or results of operations.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income ("ASU No 2011-05"). ASU 2011-05 provides entities with the option of presenting comprehensive income in a single, continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option of presenting comprehensive income as part of the statement of changes in stockholders' equity. ASU 2011-05 is effective for interim and annual periods beginning on or after December 15, 2011 and is not expected to impact the Company's disclosures, financial position or results of operations.

Federal Home Loan Bank Advances	9 Months Ended
Sep. 30, 2011
Federal Home Loan Bank Advances [Abstract]
Federal Home Loan Bank Advances

NOTE 12. FEDERAL HOME LOAN BANK ADVANCES

During the third quarter of 2011, the Company had outstanding Federal Home Loan Bank (FHLB) advances of $5,500,000. These advances are fixed rate and mature on various dates between April 1, 2012 and July 19, 2012.

On May 10, 2010, the Company was notified by the FHLB that, based on the current financial and operating condition of the Company, all credit availability of the Company with the FHLB had been rescinded. Additionally, the Company is also now required to provide all collateral underlying existing advances outstanding for safekeeping at the FHLB. On March 23, 2011, the Company was notified that its credit availability had been reinstated, for a maximum of 4% of the total assets of the Bank.